       As filed with the Securities and Exchange Commission on February 29, 2000


      Investment Company Act File No. 811-7840; Securities Act File No. 33-65632


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Post-Effective Amendment No. 12 [X]


                                     and/or

         REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 14 [X]


                              SCHRODER SERIES TRUST
                  787 Seventh Avenue, New York, New York 10019
                                 (212) 492-6000


                               Alexandra Poe, Esq.
                Schroder Investment Management North America Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019


                                   Copies to:

                               Julie Tedesco, Esq.
                       State Street Bank and Trust Company
                                  P.O. Box 1713
                        Boston, Massachusetts 02105-1713


                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):
[x] Immediately upon filing pursuant   |_| On (date) pursuant to paragraph (b)
    to paragraph (b)
|_| 60 days after filing pursuant      |_| On (date) pursuant to paragraph
    to paragraph (a)(1)                    (a)(1)
|_| 75 days after filing pursuant      |_| On (date) pursuant to paragraph
    to paragraph (a)(2)                    (a)(2) of Rule 485.

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO PUBLIC As soon as practicable after this Registration Statement becomes effective.

[LOGO]

--------------------------------------------------------------------------------

PROSPECTUS


MARCH 1, 2000


SCHRODER SERIES TRUST
ADVISOR SHARES


This Prospectus describes four mutual funds offered by Schroder Series Trust. Schroder Investment Management North America Inc. ("Schroder") manages the Funds.


    SCHRODER LARGE CAPITALIZATION EQUITY FUND seeks long-term growth of capital. The Fund invests primarily in equity securities of companies with large market capitalizations (generally more than $5 billion).

    SCHRODER SMALL CAPITALIZATION VALUE FUND seeks capital appreciation. The Fund invests primarily in equity securities of companies with small market capitalizations (generally less than $1.5 billion).


    SCHRODER MIDCAP VALUE FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of mid-cap companies (companies with market capitalizations of between $1 billion and $10 billion).


    SCHRODER INVESTMENT GRADE INCOME FUND seeks current income consistent with preservation of capital. Growth of capital is a secondary objective, to the extent consistent with the Fund's principal objective. The Fund invests primarily in investment grade fixed-income securities.


You can call the Trust at (800) 464-3108 to find out more about these Funds and other funds in the Schroder family.



This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.



NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                    PAGE
                                                --------
SUMMARY INFORMATION............................        3
  Schroder Large Capitalization Equity Fund....        3
  Schroder Small Capitalization Value Fund.....        4
  Schroder MidCap Value Fund...................        5
  Schroder Investment Grade Income Fund........        6
FEES AND EXPENSES..............................        9
PRINCIPAL RISKS AND OTHER STRATEGIES...........       10
MANAGEMENT OF THE FUNDS........................       14
HOW THE FUNDS' SHARES ARE PRICED...............       16
HOW TO BUY SHARES..............................       16
HOW TO SELL SHARES.............................       19
ADDITIONAL INFORMATION ABOUT ADVISOR SHARES....       20
EXCHANGES......................................       20
DIVIDENDS AND DISTRIBUTIONS....................       21
TAXES..........................................       21
FINANCIAL HIGHLIGHTS...........................       22

SUMMARY INFORMATION


The Funds offered by Schroder Series Trust provide a broad range of investment choices. This summary identifies each Fund's investment objective, principal investment strategies, and principal risks.



This summary includes bar charts that show how the investment returns of each Fund have varied from year to year by setting forth returns for each full calendar year since the Fund commenced operations (except as noted below). The table following each bar chart shows how the Fund's average annual returns for the last year, for the last five years, and/or for the life of the Fund (as applicable) compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of its returns (where more than one calendar year of performance is shown) and by comparing the Fund's performance to a broad measure of market performance. Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund are the only Funds that have had Advisor Shares outstanding for at least a full calendar year. For that reason, the bar chart and table for each of these Funds show performance of its Advisor Shares. (Advisor Shares have not been outstanding for the full life of those Funds; the bar charts and tables reflect each such Fund's performance only for the periods when Advisor Shares were outstanding.) Schroder Large Capitalization Equity Fund does not have a full calendar year of performance to show for Advisor Shares, and Schroder Investment Grade Income Fund does not have any Advisor Shares outstanding. Accordingly, the bar chart and table for each of those Funds show performance of the Fund's Investor Shares since the inception of the Fund. (Performance of a Fund's Investor Shares is normally higher than that of its Advisor Shares because the Investor Shares are subject to lower expenses.) PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in the Funds.


SCHRODER LARGE CAPITALIZATION EQUITY FUND

    -  INVESTMENT OBJECTIVE. To seek long-term growth of capital.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in equity securities of companies with large market capitalizations (generally more than $5 billion). The Fund invests in a variety of equity securities, including common and preferred stocks and warrants to purchase common and preferred stocks.

       In selecting securities for the Fund, Schroder focuses on issuers it believes offer the possibility for growth of capital from earnings potential and other factors not fully reflected in current market prices. Such factors may include, for example, a company's probable future earnings, the ratio of its price to earnings, and its relative strength, as well as other factors Schroder may consider significant in a particular industry or under varying market conditions.

    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general. The Fund is particularly sensitive to the risks associated with "growth" securities, which are issued by companies that Schroder expects to have relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities and may be more sensitive to changes in a company's current or expected earnings.

         SCHRODER LARGE CAPITALIZATION EQUITY FUND -- INVESTOR SHARES*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        ANNUAL RETURN
1995             28.29%
1996             19.94%
1997             26.25%
1998             32.31%
1999             12.45%
      Calendar Year End


During the periods shown above, the highest quarterly return was 23.50% for the quarter ended December 31, 1998, and the lowest was -10.88% for the quarter ended September 30, 1998.



  AVERAGE ANNUAL TOTAL RETURNS                                                              LIFE OF FUND
  (FOR PERIODS ENDED DECEMBER 31, 1999)             ONE YEAR            FIVE YEARS         (SINCE 2/16/94)
  Schroder Large Capitalization Equity
  Fund*                                                   12.45%               23.65%               18.15%
  Standard & Poor's 500 Index**                           21.04%               28.55%               23.79%



 * The bar chart and table show performance of the Fund's Investor Shares, which are offered in a different prospectus. Although Advisor Shares and Investor Shares represent interests in the same portfolio of securities, Advisor Share performance would normally be lower than Investor Share performance because of the higher expenses paid by Advisor Shares.



** The Standard & Poor's 500 Index is a market value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.


SCHRODER SMALL CAPITALIZATION VALUE FUND

    -  INVESTMENT OBJECTIVE. To seek capital appreciation.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in equity securities of companies with small market capitalizations (generally less than $1.5 billion). The Fund invests in a variety of equity securities, including common and preferred stocks and warrants to purchase common and preferred stocks.


       The Fund normally invests primarily in equity securities Schroder believes to be undervalued. In selecting securities for the Fund, Schroder analyzes, among other things, a company's financial data and business fundamentals in an attempt to identify companies whose financial or business assets or whose prospects for earnings growth are undervalued by the market in general.


    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio. The Fund is particularly sensitive to this risk because it invests primarily in small capitalization companies, which tend to be more vulnerable to adverse developments than larger companies. The Fund is also particularly sensitive to the risks associated with "value" securities, which are issued by companies that may have experienced adverse developments or may be subject to special risks that have caused their securities to be out of favor. The Fund is also subject to the risk of general declines in the U.S. equity market.

           SCHRODER SMALL CAPITALIZATION VALUE FUND -- ADVISOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        ANNUAL RETURN
1998             -6.60%
1999              4.24%
      Calendar Year End


During the periods shown above, the highest quarterly return was 23.04% for the quarter ended June 30, 1999, and the lowest was -19.42% for the quarter ended September 30, 1998.



                                                                                    SINCE INCEPTION
                                                                                          OF
  AVERAGE ANNUAL TOTAL RETURNS                                                      ADVISOR SHARES
  (FOR PERIODS ENDED DECEMBER 31, 1999)                           ONE YEAR            (9/26/97)
  Schroder Small Capitalization Value Fund                               4.24%               -3.13%
  Russell 2000 Index*                                                   21.26%                6.57%



* The Russell 2000 Index is a market capitalization weighted broad based index of 2,000 small capitalization U.S. companies.


SCHRODER MIDCAP VALUE FUND

    -  INVESTMENT OBJECTIVE. To seek long-term capital appreciation.


    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in equity securities of mid-cap companies - companies with market capitalizations of between $1 billion and $10 billion. The Fund invests in a variety of equity securities, including common and preferred stocks, and warrants to purchase common and preferred stocks.



       The Fund normally invests primarily in equity securities Schroder believes to be undervalued. In selecting securities for the Fund, Schroder analyzes, among other things, a company's financial data and business fundamentals in an attempt to identify companies whose financial or business assets or whose prospects for earnings growth are undervalued by the market in general.


    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio. The Fund is more sensitive to this risk because it invests primarily in mid-cap companies, which tend to be more vulnerable to adverse developments than larger companies (though often less so than small capitalization companies). The Fund is also particularly sensitive to the risks associated with "value" securities, which are issued by companies that may have experienced adverse developments or may be subject to special risks that have caused their securities to be out of favor. The Fund is also subject to the risk of general declines in the U.S. equity market.


                  SCHRODER MIDCAP VALUE FUND -- ADVISOR SHARES


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        ANNUAL RETURN
1999              8.06%
      Calendar Year End


During the period shown above, the highest quarterly return was 11.95% for the quarter ended June 30, 1999, and the lowest was -9.74% for the quarter ended September 30, 1999.



                                                                                    SINCE INCEPTION
                                                                                          OF
  AVERAGE ANNUAL TOTAL RETURNS                                                      ADVISOR SHARES
  (FOR PERIODS ENDED DECEMBER 31, 1999)                           ONE YEAR            (10/23/98)
  Schroder MidCap Value Fund                                             8.06%               22.06%
  Standard & Poor's Midcap 400 Index*                                   14.72%               33.97%



* The Standard & Poor's Midcap 400 Index is a market weighted composite index of 400 stocks in the middle capitalization sector of the U.S. equities market.


SCHRODER INVESTMENT GRADE INCOME FUND

    - INVESTMENT OBJECTIVE. To seek current income consistent with preservation of capital. Growth of capital is a secondary objective, to the extent consistent with the Fund's principal objective.


    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in fixed-income securities that are "investment grade" quality. To be considered "investment grade," the securities must be rated (at the time of investment) in one of the four highest grades by Moody's Investors Service, Inc. or Standard and Poor's Ratings Services, or determined by Schroder to be of comparable quality. The Fund will not invest more than 25% of its assets in securities rated below the third highest grade by Moody's or Standard and Poor's and will normally not invest more than 10% of its assets in securities that are not of "investment grade" quality.



       The Fund invests in a variety of fixed-income securities, including U.S. Government securities, corporate debt securities, and money market instruments. The Fund may also invest a substantial portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, and in other types of asset-backed securities. In addition, the Fund may buy or sell a variety of derivative instruments relating to fixed-income securities, indices and interest rates for risk management or investment purposes. These may include options, futures contracts, and options on futures contracts.

       The Fund will normally maintain an average portfolio duration of between three and seven years. Portfolio duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity", and is used to determine the sensitivity of a security's price to changes in interest rates.



       The Fund may trade its portfolio securities actively to take advantage of perceived inefficiencies in the fixed-income markets based on Schroder's research and analyses regarding market sectors, individual issuers, and market conditions. The Fund's active trading strategy may lead to high levels of portfolio turnover, which may involve higher Fund expenses and tax liability for shareholders.



    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that interest rates will rise or fall in ways not anticipated by Schroder. For example, if interest rates were to rise, the value of fixed-income securities held by the Fund would typically fall. Securities having longer durations would tend to experience greater price declines in response to rising interest rates. If the Fund's portfolio duration is relatively long at a time when interest rates were to rise, the value of the Fund's shares would likely fall more than if the Fund had invested in securities with shorter durations.



       The Fund is also subject to the risk that the issuer of a fixed-income security will have its credit rating downgraded or will be unable to pay its obligations when due. This could cause the Fund's portfolio securities to decline in value, especially where an issuer defaults on its obligations.



       The Fund's investment in mortgage-backed securities may involve special risks relating to unanticipated risks of prepayment on the mortgages underlying the securities. Falling interest rates may tend to increase prepayments, which could significantly shorten the effective maturities of mortgage-backed securities. Similarly, rising interest rates may tend to reduce prepayments, which could significantly lengthen the effective maturities. When interest rates decline, significant unscheduled prepayments on the underlying mortgages would have to be reinvested at the then-prevailing lower rates. Therefore, the Fund's mortgage-backed securities may have less potential for capital appreciation during periods of falling interest rates than other fixed-income securities of comparable maturities. However, the securities may have a comparable risk of decline in market value during periods of rising interest rates. The Fund's investments in other types of asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.



       The Fund's use of derivative instruments involves the risk that the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses derivatives for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.



       The Fund is also subject to the risk that Schroder's active trading strategy will not be successful, which depends greatly on Schroder's ability accurately to analyze and identify inefficiencies in fixed-income markets, sectors and issuers, and to predict market movements generally.

           SCHRODER INVESTMENT GRADE INCOME FUND -- INVESTOR SHARES*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        ANNUAL RETURN
1995             18.31%
1996              2.04%
1997              8.23%
1998              7.79%
1999             -1.92%
      Calendar Year End


During the periods shown above, the highest quarterly return was 6.50% for the quarter ended June 30, 1995, and the lowest was -2.21% for the quarter ended March 31, 1996.



  AVERAGE ANNUAL TOTAL RETURNS                                                              LIFE OF FUND
  (FOR PERIODS ENDED DECEMBER 31, 1999)             ONE YEAR            FIVE YEARS         (SINCE 2/22/94)
  Schroder Investment Grade Income Fund*                  -1.92%                6.67%                4.87%
  Lehman Brothers Aggregate Bond Index**                  -0.82%                7.73%                6.03%



* The bar chart and table show performance of the Fund's Investor Shares, which are offered in a different prospectus. Although Advisor Shares and Investor Shares represent interests in the same portfolio of securities, Advisor Share performance would normally be lower than Investor Share performance because of the higher expenses paid by Advisor Shares.



**The Lehman Brothers Aggregate Bond Index (the "Aggregate Index") is a composite index which measures the total universe of investment grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities greater than one year. The Aggregate Index has replaced the Lehman Brothers Government/Corporate Index (a composite of approximately 5,000 investment grade government and corporate debt issues with maturities greater than one year) as the Fund's comparative index in this Prospectus because Schroder believes the Aggregate Index is more representative of the Fund's permissible investment universe. For periods ended December 31, 1999, the One Year, Five Years, and Life of Fund (since 2/22/94) average annual total returns of the Lehman Brothers Government/Corporate Index were -2.15%, 7.61%, and 5.84%, respectively.



The yield on the Fund's Investor Shares for the 30-day period ended January 31, 2000 was 7.16%. Please call the Trust at (800) 464-3108 for more recent yield information for the Fund.

FEES AND EXPENSES


THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD ADVISOR SHARES OF THE FUNDS.


SHAREHOLDER FEES (paid directly from your investment):

Maximum Sales Load Imposed on Purchases.....................  None
Maximum Deferred Sales Load.................................  None
Maximum Sales Load Imposed on Reinvested Dividends..........  None
Redemption Fee..............................................  None
Exchange Fee................................................  None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):


                                                                                                            SCHRODER
                                                                 SCHRODER         SCHRODER      SCHRODER   INVESTMENT
                                                                  LARGE            SMALL         MIDCAP      GRADE
                                                              CAPITALIZATION   CAPITALIZATION    VALUE       INCOME
                                                               EQUITY FUND       VALUE FUND       FUND        FUND
                                                              --------------   --------------   --------   ----------
Advisory Fees...............................................       0.75%            0.95%         0.90%       0.50%
Distribution (12b-1) Fees(1)................................       None             None          None        None
Other Expenses (includes a 0.25% shareholder servicing
 fee)(1)....................................................       0.69             0.80          1.63        0.97
                                                                   ----             ----          ----        ----
Total Annual Fund Operating Expenses........................       1.44             1.75          2.53        1.47
Fee Waiver and/or Expense Limitation........................       0.25(2)           N/A          0.93(2)     0.50(2)
                                                                   ----             ----          ----        ----
Net Expenses................................................       1.19(2)          1.75          1.60(2)     0.97(2)



(1) Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Advisor Shares. Under the Plans, each Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. Although the Trustees have not currently authorized payments under the Distribution Plan, payments by a Fund under its Shareholder Servicing Plan, which will not exceed the annual rate of 0.25% of a Fund's average daily net assets attributable to its Advisor Shares, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares.



(2) The Net Expenses shown above for Schroder Large Capitalization Equity Fund, Schroder MidCap Value Fund, and Schroder Investment Grade Income Fund reflect the effect of contractually imposed expense limitations and/or fee waivers, in effect through October 31, 2000, on the Total Annual Fund Operating Expenses of the Funds.


EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in Advisor Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's Total Annual Fund Operating Expenses remain the same as those set forth above (absent the noted Fee Waiver and/or Expense Limitation). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:



                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Schroder Large Capitalization Equity Fund*                      $148       $459      $  792     $1,733
Schroder Small Capitalization Value Fund                        $179       $556      $  956     $2,076
Schroder MidCap Value Fund*                                     $259       $797      $1,361     $2,893
Schroder Investment Grade Income Fund*                          $151       $468      $  808     $1,767



* Assuming that each of these Fund's operating expenses remain the same as the Net Expenses set forth above, based on the other assumptions described above, your costs would be as follows for 1 year, 3 years, 5 years, and 10 years, respectively:



     Schroder Large Capitalization Equity Fund -- $122, $380, $658, and $1,450.



     Schroder MidCap Value Fund -- $164, $509, $877, and $1,912.



     Schroder Investment Grade Income Fund -- $99, $310, $539, and $1,194.

PRINCIPAL RISKS AND OTHER STRATEGIES

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


A Fund may not achieve its objective in all circumstances. The following provides more detail about the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its total return or yield. It is possible to lose money by investing in the Funds.



SCHRODER LARGE CAPITALIZATION EQUITY, SCHRODER SMALL CAPITALIZATION VALUE, AND SCHRODER MIDCAP VALUE FUNDS



These Funds invest primarily in equity securities. The principal risks of investing in these Funds include the risk that their portfolio securities will decline in value due to factors affecting the issuing companies, their industries, or the equity markets generally. The securities in which Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund invest primarily tend to be more vulnerable to adverse developments than larger capitalization companies.


    - GENERAL RISKS OF EQUITY SECURITIES. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as lower demand for the company's products or services or poor decisions made by such company's management. Equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs. Equity securities may also decline due to general market conditions which are not specifically related to a company or industry, such as adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment.

    - GROWTH SECURITIES. Each Fund may invest in securities of companies that Schroder believes have earnings that will grow relatively rapidly. A principal strategy of Schroder Large Capitalization Equity Fund is to invest in growth securities. These growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

    - VALUE SECURITIES. Each Fund may also invest in companies that may not be expected to experience significant earnings growth, but whose securities Schroder believes are undervalued. A principal strategy of Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund is to invest in value securities. These companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If Schroder's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that Schroder anticipates.

    - RISKS OF SMALLER CAPITALIZATION COMPANIES. Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund invest in companies which are smaller and less well-known than larger, more widely held companies. Small and mid-cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.


SCHRODER INVESTMENT GRADE INCOME FUND


Schroder Investment Grade Income Fund invests primarily in fixed-income securities. The other Funds may also invest a portion of their assets in fixed-income securities. All fixed-income securities are subject to some degree of market (or interest rate) risk and credit risk.

    - MARKET (INTEREST RATE) RISK OF FIXED-INCOME SECURITIES. Changes in the market values of fixed-income securities are largely an inverse function of changes in the current level of interest rates. During periods of falling interest rates, the values of fixed-income securities generally rise. During periods of rising interest rates, the values of fixed-income securities generally decline. Fluctuations in the market value of a Fund's fixed-income securities generally will not affect interest income on securities already held by the Fund, but will be reflected in the Fund's net asset value.


       When interest rates are falling or remain relatively flat, a fixed-income portfolio with a longer average duration will generally outperform a shorter-duration portfolio. On the other hand, when interest rates are rising, a portfolio with a shorter average duration will generally outperform a longer-duration portfolio. In general, fixed-income portfolios with longer average durations have a greater potential for total return than shorter-duration portfolios, but are also subject to greater levels of market risk and price volatility.



       Depending upon Schroder's current investment outlook and strategy, the average portfolio duration of Schroder Investment Grade Income Fund may be relatively long, in which case the Fund would be subject to relatively high levels of market risk and price volatility.


    - CREDIT RISK OF FIXED-INCOME SECURITIES. Credit risk associated with fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A portfolio of fixed-income securities is subject to some degree of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the portfolio's share price and income level. Nearly all fixed-income securities are subject to some credit risk, whether the issuers of the securities are corporations, states or local governments, or foreign governments. Even certain U.S. Government securities are subject to credit risk. The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Schroder will monitor the investment to determine whether keeping the security will help to achieve the Fund's investment objective.

       Schroder Investment Grade Income Fund invests in a portfolio of higher-rated fixed-income securities which involve a lesser degree of credit risk than lower quality securities. However, the yield available from this Fund is generally lower than the yields available from fixed-income funds that invest in lower quality securities.


    - RISKS OF MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES. Schroder Investment Grade Income Fund may invest a substantial portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, and in other types of asset-backed securities. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holder of the mortgage-backed securities. Prepayments of principal and interest on mortgages underlying mortgage-backed securities may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans, and may significantly shorten the effective maturities of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective maturities of such securities.

       Mortgage-backed securities may offer yields higher than those available from many other types of debt securities, but they are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. These prepayments would have to be reinvested at the then-prevailing lower rates. As a result, a Fund's mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.


       Other types of asset-backed securities are subject to risks similar to those of mortgage-backed securities, including interest rate and prepayment risks.


ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES

The following provides additional information regarding the Funds' principal investment strategies not discussed in the Summary Information section above.


    - TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality fixed-income securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.


    - CHANGES IN INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders. As a matter of policy, the Trustees would not materially change an investment objective of a Fund without shareholder approval.


    - PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.



OTHER INVESTMENT STRATEGIES AND TECHNIQUES



In addition to the principal investment strategies described in the Summary Information section above, the Funds may at times, but are not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.



    - SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Fund may lend portfolio securities amounting to not more than 25% of its total assets to broker-dealers, and may enter into repurchase agreements on up to 25% of its total assets. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from realizing the collateral.

    - WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

    - U.S. GOVERNMENT SECURITIES. U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

    - VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations purchased by Schroder Investment Grade Income Fund may be variable or floating rate instruments and may involve a demand or interest rate reset feature. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par value prior to maturity. When interest rates fall, variable and floating rate instruments generally will not increase in value as much as fixed-rate instruments of similar credit quality, although they will generally lose less value than similarly rated fixed-rate instruments when interest rates rise. When determining the maturity of a variable or floating rate instrument, a Fund may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the stated maturity of the instrument. The absence of an active secondary market for these instruments could make it difficult for a Fund to dispose of them.


    - ZERO-COUPON BONDS. Each Fund may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently. A Fund investing in zero-coupon bonds is required to distribute the income on these securities as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions.



    - DERIVATIVE INSTRUMENTS. Each of the Funds may buy or sell a variety of derivative instruments to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.



    - PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Funds, on which shareholders may pay tax. Schroder Investment Grade Income Fund had a relatively high portfolio turnover rate (300.53%) during the fiscal year ended
       October 31, 1999 due to an active portfolio management strategy used for the Fund. Schroder expects to continue to use an active strategy for the Fund in future periods.



    - OTHER INVESTMENTS. The Funds may also invest in other types of securities and utilize a variety of investment techniques and strategies which are not described in this Prospectus, such as investment in foreign securities and the use of foreign currency transactions. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.


MANAGEMENT OF THE FUNDS


The Trust is governed by a Board of Trustees, which has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.



Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Funds, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the investment banking and asset management businesses, and as of June 30, 1999, had in the aggregate assets under management of approximately $208 billion.



A NOTE ON THE PENDING SALE OF THE INVESTMENT BANKING BUSINESS OF SCHRODERS PLC. In January 2000, Schroders plc agreed to sell its worldwide investment banking business to Salomon Smith Barney. The transaction, which is expected to be completed by May 2000, is subject to regulatory approvals and satisfaction of closing conditions. Schroders plc will retain its asset management businesses. A substantial percentage of each Fund's assets (and in particular Schroder MidCap Value Fund and Schroder Investment Grade Income Fund) is owned by participants in 401(k) and similar retirement accounts sponsored by affiliates of Schroder. It is anticipated that some or all of these assets may be redeemed from the Funds following the transaction, and that the Funds may, accordingly, incur costs and realize taxable capital gains in connection with the sale of their portfolio securities to satisfy redemptions. If a Fund is reduced substantially in size, the Fund may not be able to take advantage of investment opportunities and strategies available to a larger fund, and its gross expense ratio may increase (although Schroder currently intends to continue to observe expense limitations and fee waivers for the Funds).



    - INVESTMENT ADVISORY FEES PAID BY THE FUNDS. For the fiscal year ended October 31, 1999, the Funds paid investment advisory fees to Schroder at the following annual rates (based on the average daily net assets of each Fund taken separately): SCHRODER LARGE CAPITALIZATION EQUITY FUND - 0.50%; and SCHRODER SMALL CAPITALIZATION VALUE FUND - 0.95%. SCHRODER MIDCAP VALUE FUND and SCHRODER INVESTMENT GRADE INCOME FUND paid no investment advisory fees during the period. The amounts paid by each Fund except Schroder Small Capitalization Value Fund reflect expense limitations and/ or waivers described below.



    - EXPENSE LIMITATIONS AND WAIVERS. In order to limit the Funds' expenses, Schroder is contractually obligated to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 2000 to the extent that each Fund's total operating expenses attributable to its Advisor Shares exceed the following annual rates (based on the average daily net assets of each Fund taken separately): SCHRODER LARGE CAPITALIZATION EQUITY FUND - 1.80%; SCHRODER SMALL CAPITALIZATION VALUE FUND - 1.95%; SCHRODER MIDCAP VALUE FUND - 1.60%; and SCHRODER INVESTMENT GRADE INCOME FUND - 1.37%. In addition, Schroder is contractually obligated, through October 31, 2000, to waive a portion of the investment advisory fees it is entitled to receive from Schroder Large Capitalization Equity Fund and from Schroder Investment Grade

       Income Fund. As a result, during the period of the waiver, Schroder Large Capitalization Equity Fund will pay investment advisory fees to Schroder at the annual rate of 0.50% of the Fund's average daily net assets, and Schroder Investment Grade Income Fund will pay no investment advisory fees.



    - PORTFOLIO MANAGERS. Schroder's investment decisions for each of the Funds are generally made by an investment manager or an investment team, with the assistance of an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the noted Funds since the years shown below. Their recent professional experience is also shown.



SCHRODER FUND                PORTFOLIO MANAGER               SINCE            RECENT PROFESSIONAL EXPERIENCE
-------------             ------------------------  ------------------------  ------------------------------
Large Capitalization      Paul Morris               1997                      Employed as an investment
Equity Fund                                                                   professional at Schroder since
                                                                              1997. Mr. Morris is a Director
                                                                              and Managing Director of
                                                                              Schroder. Prior to joining
                                                                              Schroder, Mr. Morris was a
                                                                              Principal and Senior Portfolio
                                                                              Manager at Weiss Peck & Greer,
                                                                              L.L.C., and a Managing
                                                                              Director, Equity Division, of
                                                                              UBS Asset Management.

Small Capitalization      Nancy B. Tooke            Inception (1994)          Employed as an investment
Value Fund                                                                    professional at Schroder and
                                                                              its predecessors since 1989.
                                                                              Ms. Tooke is a Director and an
                                                                              Executive Vice President of
                                                                              Schroder.

MidCap Value Fund         Nancy B. Tooke            Inception (1997)          See above.

Investment Grade Income   Robert C. Michele         1998                      Employed as an investment
Fund                                                                          professional at Schroder since
                                                                              1998. Mr. Michele is a
                                                                              Director and Managing Director
                                                                              of Schroder. Prior to joining
                                                                              Schroder, Mr. Michele served
                                                                              as a Managing Director and
                                                                              Portfolio Manager at Black
                                                                              Rock Financial Management from
                                                                              1995 to 1998, and as a
                                                                              Director at CS First Boston
                                                                              Investment Management from
                                                                              1993 to 1995.

                          Richard Gotterer          1998                      Employed as an investment
                                                                              professional at Schroder since
                                                                              1993. Mr. Gotterer is a Vice
                                                                              President of Schroder.

HOW THE FUNDS' SHARES ARE PRICED


Each Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. The Trust expects that days, other than weekend days, that the Exchange will not be open are New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds value their portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Funds value securities and assets for which market values are not ascertainable at their fair values as determined in accordance with procedures adopted by the Board of Trustees. The net asset value of a Fund's Advisor Shares will generally differ from that of its Investor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Advisor Shares and Investor Shares.


HOW TO BUY SHARES


You may purchase Advisor Shares of each Fund directly from the Trust (through Schroder Fund Advisors Inc., the distributor of the Trust's shares), or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a "Service Organization") having an arrangement with Schroder Fund Advisors Inc. If you do not have a Service Organization, Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge you separately for its services.



Advisor Shares of each of the Funds are sold at their net asset value next determined after the Trust receives your order. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of regular trading on the New York Stock Exchange.



If the Advisor Shares you purchase will be held in your own name (rather than in the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application in proper form. Account Applications may be obtained from the Trust's transfer agent, Boston Financial Data Services, Inc. (the "Transfer Agent"), at the addresses listed below under "Purchases by Check", by calling the Trust at (800) 464-3108, or from your Service Organization. The Trust or the Transfer Agent may request and delay acceptance of your order pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.



INVESTMENT MINIMUMS



The minimum investments for initial and additional purchases of Advisor Shares of each Fund are as follows:



                                                      INITIAL        ADDITIONAL
                                                     INVESTMENT      INVESTMENTS
                                                     ----------      -----------
Regular Accounts                                       $2,500           $250
Traditional IRAs                                       $2,000           $250



The Trust may, in its sole discretion, accept smaller initial or subsequent investments. None of the Funds issues share certificates.

You also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing your intention to invest at least the minimum investment amount applicable to a particular Fund, or more, in Advisor Shares of a Fund within 13 months. You may enter into a Statement of Intention in conjunction with your initial investment in Advisor Shares by completing the appropriate section of the Account Application. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent. The Trust reserves the right to redeem your shares in a Fund if you do not invest at least the minimum initial investment amount applicable to your account by the end of the Statement of Intention period (taking into account amounts you redeem during the period).



The Trust is authorized to reject any purchase order and to suspend the offering of its shares for any period of time. The Trust may also change any investment minimum from time to time.



PURCHASES BY CHECK



You may purchase shares of a Fund by mailing a check (in U.S. dollars) payable to (i) Schroder Series Trust, if you are purchasing shares of two or more Funds, accompanied by written instructions as to how the check amount should be allocated among the Funds whose shares you are purchasing or (ii) the name of the Fund to be purchased (I.E., Schroder Small Capitalization Value Fund) if you are purchasing shares of a single Fund. Third-party checks will not be accepted.



For initial purchases, your check must be accompanied by a completed Account Application in proper form. You should direct your check and your completed Account Application as follows:



REGULAR MAIL                        OVERNIGHT OR EXPRESS MAIL
------------                        -------------------------
Schroder Mutual Funds               Boston Financial Data Services, Inc.
P.O. Box 8507                       Attn: Schroder Mutual Funds
Boston, MA 02266                    66 Brooks Drive
                                    Braintree, MA 02184



Your payments should clearly indicate the shareholder's name and account number, if applicable.



PURCHASES BY BANK WIRE/TELEPHONE



If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.



Once you have an account number, you may purchase Advisor Shares through your Service Organization, or directly from the Trust by telephoning the Transfer Agent at (800) 464-3108, to give notice that you will be sending funds by wire, and then arranging with your bank to wire funds to the Trust. In order to purchase shares by telephone, you must complete the appropriate section of the Account Application. Your purchase will not be processed until the Trust has received the wired funds.

Federal Reserve Bank wire instructions are as follows:



           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110
           ABA No.: 011000028
           Attn: Schroder Mutual Funds
           DDA No.: 9904-650-0
           FBO: Account Registration
           A/C: Mutual Fund Account Number
               Name of Fund



The wire order must specify the name of the Fund, the share class (I.E., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.



In an effort to prevent unauthorized or fraudulent purchase or redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but either or both may be liable if they do not follow these procedures.



If six months have passed since correspondence to the shareholder's address of record is returned then, unless the Transfer Agent determines the shareholder's new address, dividends and other distributions that have been returned to the Transfer Agent will be reinvested in the applicable Fund(s), and the checks will be canceled.



AUTOMATIC PURCHASES



If you purchase shares directly from the Trust and the shares are held in your own name, you can make regular investments of $100 or more per month or quarter in Advisor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Aplication if you would like to utilize this option. For more information, please call the Trust at
(800) 464-3108. If you purchase shares through a Service Organization, your firm may also provide automatic purchase options. Please contact your Service Organization for details.



OTHER PURCHASE INFORMATION



Advisor Shares of each Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. Investors interested in purchases through exchange should telephone the Trust at (800) 464-3108.



Schroder reserves the right to reject any investment. A pattern of purchases and redemptions of Fund shares characteristic of "market timing" strategies may be deemed by Schroder to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" purchases an investor may make. An investor makes a "round trip" purchase when the investor purchases shares of a particular Fund, subsequently redeems those shares (including in connection with exchanges for other Schroder funds), and then again purchases shares of the original Fund. If an investor completes four round trip purchases in any twelve-month period, the Trust may refuse any subsequent purchase or exchange order by that investor.



Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other intermediaries who have sold or are expected to sell significant amounts of shares of the Trust. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.



HOW TO SELL SHARES



You may sell your Advisor Shares back to a Fund on any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Service Organization may charge you for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to the Trust, or by calling the Transfer Agent at (800) 464-3108.



The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your Advisor Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Unless otherwise agreed to by the Trust, the telephone redemption privilege may only be exercised to redeem shares worth $1,000 or more and not more than $25,000. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners, or those acting through powers of attorney or similar delegation.



If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time. If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. Your Service Organization may charge you separately for this service.



The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Advisor Shares by check, you will not be sent redemption proceeds until the check you used to pay for the Advisor Shares has cleared, which may take up to 15 calendar days from the purchase date.



If you own fewer shares than a minimum amount set by the Trustees (presently 50 shares) of any Fund, the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.



The Trust may suspend the right of redemption during any periods when: (1) trading on the New York Stock Exchange is restricted or the Exchange is closed;
(2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension; or (3) an emergency (as defined by the rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800) 464-3108. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.


ADDITIONAL INFORMATION ABOUT
ADVISOR SHARES

The Trust sells Advisor Shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select. You also receive the full value of your Advisor Shares when you sell them back to a Fund, without any deferred sales charge.


SHAREHOLDER SERVICING PLAN. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Advisor Shares of each Fund. Under the Service Plan, each Fund pays fees to Schroder Fund Advisors Inc. at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Fund Advisors Inc. may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Fund Advisors Inc. at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the holder of record. Some Service Organizations may impose additional conditions or fees. For instance, a Service Organization may require its clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or may charge a direct fee for its services. These fees would be in addition to any amounts which you pay as a shareholder of a Fund or amounts which might be paid to the Service Organization by Schroder Fund Advisors Inc. Please contact your Service Organization for details. Schroder intends that payments made under the Service Plan be used for administrative support services, and not for distribution of the Funds' Advisor Shares.



DISTRIBUTION PLANS. Each Fund has adopted a Distribution Plan which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Shares. Under the Plans, each Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. The Trustees have not currently authorized payments under the Distribution Plan, although payments by a Fund under the Service Plan will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares. To the extent that payments are made in the future under any distribution plan, they would be paid out of a Fund's assets attributable to its Advisor Shares on an ongoing basis, would increase the cost of your investment, and, in the long run, may cost you more than paying other types of sales charges imposed by other funds.



EXCHANGES



You can exchange your Advisor Shares of any Fund for Advisor Shares most other funds in the Schroder family of funds at any time at their respective net asset values. The exchange would be treated as a sale of your Advisor Shares and any gain on the exchange may be subject to tax. For a listing of the Schroder funds available for exchange and to exchange shares, please contact your Service Organization or call the Trust directly at (800) 464-3108. In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.


DIVIDENDS AND DISTRIBUTIONS


The following sets forth the main dividend and distribution policies of the Funds.


    - SCHRODER LARGE CAPITALIZATION EQUITY FUND, SCHRODER SMALL CAPITALIZATION VALUE FUND, AND SCHRODER MIDCAP VALUE FUND. Each of these Funds distributes any net investment income and any net realized capital gains at least once a year. Distributions from net investment income, if any, are expected to be small.

    - SCHRODER INVESTMENT GRADE INCOME FUND. This Fund distributes net investment income monthly and any net realized capital gains at least once a year.


Distributions from net capital gain are made after applying any available capital loss carryovers.



YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:


    -  Reinvest all distributions in additional Advisor Shares of your Fund;


    - Receive distributions from net investment income in cash while reinvesting capital gain distributions in additional Advisor Shares of your Fund;



    - Receive distributions from net investment income in additional Advisor Shares of your Fund while receiving capital gain distributions in cash; or


    -  Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES


TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that a Fund owned for more than 12 months will be taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Funds.



TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES. Any gain resulting from the sale or exchange of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.



CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local tax liability.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund, and Schroder MidCap Value Fund since the initial offering date of Advisor Shares of those Funds. (No Advisor Shares of Schroder Investment Grade Income Fund were outstanding through October 31, 1999.) Certain information reflects financial results for a single Fund share. The total returns represent the total return for an investment in Advisor Shares of a Fund, assuming reinvestment of all dividends and distributions.



The financial highlights presented below have been audited by Arthur Andersen LLP, independent accountants to the Funds. The audited financial statements for the Funds and the related independent accountants' report are contained in the Trust's Annual Report and are incorporated by reference into the Statement of Additional Information. Copies of the Annual Report may be obtained without charge by writing the Trust at P.O. Box 8507, Boston, Massachusetts 02366 (regular mail) or at 66 Brooks Drive, Braintree, Massachusetts 02184 (overnight or express mail), or by calling (800) 464-3108.



SCHRODER LARGE CAPITALIZATION EQUITY FUND



(For an Advisor Share outstanding throughout the period.)



                                                              PERIOD ENDED
                                                               OCTOBER 31,
                                                                 1999(1)
                                                              -------------
Net Asset Value at Beginning of Period                          $ 13.35
Income from Investment Operations:
  Net Investment Loss                                             (0.01)(2)
  Net Realized and Unrealized Gain (Loss) on Investments           1.21
                                                                -------
Total from Investment Operations                                   1.20
                                                                -------
Less Distributions:
  From Net Investment Income                                       0.00
  From Net Realized Capital Gains                                  0.00
                                                                -------
Total Distributions                                                0.00
                                                                -------
Net Asset Value at End of Period                                $ 14.55
                                                                =======
Total Return                                                       8.99%(3)
Ratios & Supplemental Data
  Net Assets at End of Period (000's)                           $    52
  Ratio of Operating Expenses to Average Net Assets                1.19%(2)(4)
  Ratio of Net Investment Income to Average Net Assets            (0.13)%(4)
Portfolio Turnover Rate                                           99.56%(5)



(1) For the period January 19, 1999 (initial offering date of Advisor Shares of the Fund) through October 31, 1999.



(2) Net Investment Loss is after reimbursement of certain expenses and/or a management fee waiver by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay, reimburse or waive expenses related to the Fund, the Net Investment Loss per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1999 - $(6.98) and 76.86%, respectively.



(3) Not annualized.



(4) Annualized.



(5) Represents the Fund's portfolio turnover rate for the entire fiscal year ended October 31, 1999.

SCHRODER SMALL CAPITALIZATION VALUE FUND
(For an Advisor Share outstanding throughout the period.)


                                                                  YEAR ENDED
                                                                  OCTOBER 31,        PERIOD ENDED
                                                             ---------------------   OCTOBER 31,
                                                               1999        1998        1997(1)
                                                             ---------   ---------   ------------
Net Asset Value at Beginning of Period                        $12.86      $17.67        $18.29
                                                              ------      ------        ------
Income from Investment Operations:
  Net Investment Loss                                          (0.11)(2)   (0.02)(2)     (0.01)
  Net Realized and Unrealized Gain (Loss) on Investments        0.48       (2.10)        (0.61)
                                                              ------      ------        ------
Total from Investment Operations                                0.37       (2.12)        (0.62)
                                                              ------      ------        ------
Less Distributions:
  From Net Realized Capital Gains                              (0.24)      (2.69)         0.00
                                                              ------      ------        ------
Total Distributions                                            (0.24)      (2.69)         0.00
                                                              ------      ------        ------
Net Asset Value at End of Period                              $12.99      $12.86        $17.67
                                                              ======      ======        ======
Total Return                                                    2.94%     (13.63)%       (3.39)%(3)
Ratios & Supplemental Data
  Net Assets at End of Period (000's)                         $  129      $   49        $   56
  Ratio of Operating Expenses to Average Net Assets             1.75%(2)    1.54%(2)      1.46%(4)
  Ratio of Net Investment Income to Average Net Assets         (0.84)%     (0.42)%        0.63%(4)
Portfolio Turnover Rate                                       101.72%      87.51%        77.48%(5)


(1) For the period September 26, 1997 (initial offering date of Advisor Shares of the Fund) through October 31, 1997.


(2) Net Investment Loss is after reimbursement of certain expenses by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Loss per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1999 - $(2.71) and 23.27%, 1998 - $(3.68)
    and 77.44%, respectively.


(3) Not annualized.

(4) Annualized.

(5) Represents the Fund's portfolio turnover rate for the entire fiscal year ended October 31, 1997.

SCHRODER MIDCAP VALUE FUND
(For an Advisor Share outstanding throughout the period.)


                                                                                 FOR THE
                                                               YEAR ENDED      PERIOD ENDED
                                                               OCTOBER 31,     OCTOBER 31,
                                                                  1999           1998(1)
                                                              -------------   --------------
Net Asset Value at Beginning of Period                          $  9.72          $  9.30
                                                                -------          -------
Income from Investment Operations:
  Net Investment Loss(2)                                          (0.03)           (0.00)
  Net Realized and Unrealized Gain on Investments                  1.17             0.42
                                                                -------          -------
Total from Investment Operations                                   1.14             0.42
                                                                -------          -------
Less Distributions:
  From Net Realized Capital Gains                                  0.00             0.00
                                                                -------          -------
Total Distributions                                                0.00             0.00
                                                                -------          -------
Net Asset Value at End of Period                                $ 10.86          $  9.72
                                                                =======          =======
Total Return                                                      11.73%            4.52%(3)
Ratios & Supplemental Data
  Net Assets at End of Period (000's)                           $     4          $     3
  Ratio of Operating Expenses to Average Net Assets(2)             1.60%            1.60%(4)
  Ratio of Net Investment Income to Average Net Assets            (0.28)%          (1.06)%(4)
Portfolio Turnover Rate                                          174.98%          165.62%(5)


(1) For the period October 23, 1998 (initial offering date of Advisor Shares of the Fund) through October 31, 1998.


(2) Net Investment Loss is after reimbursement of certain expenses by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Loss per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1999 - $(55.97) and 517.02%, 1998 - $(1.38) and 671.68%, respectively.


(3) Not annualized.

(4) Annualized.

(5) Represents the Fund's portfolio turnover rate for the entire fiscal year ended October 31, 1998.

                    FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
 PLEASE CALL (800) 464-3108 FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT PROSPECTUS.
                  PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

SCHRODER CAPITAL FUNDS (DELAWARE)                  SCHRODER SERIES TRUST
SCHRODER INTERNATIONAL FUND                        SCHRODER LARGE CAPITALIZATION EQUITY FUND
SCHRODER EMERGING MARKETS FUND                     SCHRODER SMALL CAPITALIZATION VALUE FUND
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND      SCHRODER MIDCAP VALUE FUND
SCHRODER GREATER CHINA FUND                        SCHRODER INVESTMENT GRADE INCOME FUND
SCHRODER U.S. DIVERSIFIED GROWTH FUND              SCHRODER SHORT-TERM INVESTMENT FUND
SCHRODER U.S. SMALLER COMPANIES FUND
SCHRODER MICRO CAP FUND

                                  SCHRODER SERIES TRUST II
                                   SCHRODER ALL-ASIA FUND

                               INVESTMENT ADVISER
               Schroder Investment Management North America Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019


                                  DISTRIBUTOR
                          Schroder Fund Advisors Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019



                          ADMINISTRATOR AND CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110



                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                                66 Brooks Drive
                         Braintree, Massachusetts 02184
                                 (800) 464-3108


                                    COUNSEL
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110


                            INDEPENDENT ACCOUNTANTS
                              Arthur Andersen LLP
                          1345 Avenue of the Americas
                            New York, New York 10105

--------------------------------------------------------------------------------

SCHRODER SERIES TRUST

Schroder Series Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Trust's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling 800-464-3108.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
P.O. Box 8507
Boston, MA 02266
800-464-3108

WS300AP

File No. 811-7840

[LOGO]

--------------------------------------------------------------------------------

PROSPECTUS

MARCH 1, 2000

SCHRODER SERIES TRUST
INVESTOR SHARES

This Prospectus describes five mutual funds offered by Schroder Series Trust. Schroder Investment Management North America Inc. ("Schroder") manages the Funds.

    SCHRODER LARGE CAPITALIZATION EQUITY FUND seeks long-term growth of capital. The Fund invests primarily in equity securities of companies with large market capitalizations (generally more than $5 billion).

    SCHRODER SMALL CAPITALIZATION VALUE FUND seeks capital appreciation. The Fund invests primarily in equity securities of companies with small market capitalizations (generally less than $1.5 billion).

    SCHRODER MIDCAP VALUE FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of mid-cap companies (companies with market capitalizations of between $1 billion and $10 billion).

    SCHRODER INVESTMENT GRADE INCOME FUND seeks current income consistent with preservation of capital. Growth of capital is a secondary objective, to the extent consistent with the Fund's principal objective. The Fund invests primarily in investment grade fixed-income securities.

    SCHRODER SHORT-TERM INVESTMENT FUND seeks as high a rate of income as Schroder believes is consistent with preservation of capital and maintenance of liquidity. The Fund invests in a portfolio of high-quality short-term debt instruments, but it is not a money market fund.

You can call the Trust at (800) 464-3108 to find out more about these Funds and other funds in the Schroder family.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                    PAGE
                                                --------
SUMMARY INFORMATION............................        3
  Schroder Large Capitalization Equity Fund....        3
  Schroder Small Capitalization Value Fund.....        4
  Schroder MidCap Value Fund...................        5
  Schroder Investment Grade Income Fund........        6
  Schroder Short-Term Investment Fund..........        8
FEES AND EXPENSES..............................       10
PRINCIPAL RISKS AND OTHER STRATEGIES...........       11
MANAGEMENT OF THE FUNDS........................       15
HOW THE FUNDS' SHARES ARE PRICED...............       17
HOW TO BUY SHARES..............................       17
HOW TO SELL SHARES.............................       19
EXCHANGES......................................       20
DIVIDENDS AND DISTRIBUTIONS....................       21
TAXES..........................................       21
FINANCIAL HIGHLIGHTS...........................       22
ACCOUNT APPLICATION............................      A-1

SUMMARY INFORMATION

The Funds offered by Schroder Series Trust provide a broad range of investment choices. This summary identifies each Fund's investment objective, principal investment strategies, and principal risks.

This summary includes bar charts that show how the investment returns of each Fund's Investor Shares have varied from year to year by setting forth returns for each full calendar year since the Fund commenced operations. The table following each bar chart shows how that Fund's average annual returns for the last year, for the last five years, and/or for the life of the Fund (as applicable) compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of its returns and by comparing the Fund's performance to a broad measure of market performance. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in the Funds.

SCHRODER LARGE CAPITALIZATION EQUITY FUND

    -  INVESTMENT OBJECTIVE. To seek long-term growth of capital.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in equity securities of companies with large market capitalizations (generally more than $5 billion). The Fund invests in a variety of equity securities, including common and preferred stocks and warrants to purchase common and preferred stocks.

       In selecting securities for the Fund, Schroder focuses on issuers it believes offer the possibility for growth of capital from earnings potential and other factors not fully reflected in current market prices. Such factors may include, for example, a company's probable future earnings, the ratio of its price to earnings, and its relative strength, as well as other factors Schroder may consider significant in a particular industry or under varying market conditions.

    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general. The Fund is particularly sensitive to the risks associated with "growth" securities, which are issued by companies that Schroder expects to have relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities and may be more sensitive to changes in a company's current or expected earnings.

          SCHRODER LARGE CAPITALIZATION EQUITY FUND - INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END  ANNUAL RETURN
1995                      28.29%
1996                      19.94%
1997                      26.25%
1998                      32.31%
1999                      12.45%

During the periods shown above, the highest quarterly return was 23.50% for the quarter ended December 31, 1998, and the lowest was -10.88% for the quarter ended September 30, 1998.

                                                                                     LIFE OF
                                                                                      FUND
  AVERAGE ANNUAL TOTAL RETURNS                                                       (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)               ONE YEAR      FIVE YEARS       2/16/94)
  Schroder Large Capitalization Equity Fund             12.45%        23.65%           18.15%
  Standard & Poor's 500 Index*                          21.04%        28.55%           23.79%

* The Standard & Poor's 500 Index is a market value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

SCHRODER SMALL CAPITALIZATION VALUE FUND

    -  INVESTMENT OBJECTIVE. To seek capital appreciation.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in equity securities of companies with small market capitalizations (generally less than $1.5 billion). The Fund invests in a variety of equity securities, including common and preferred stocks and warrants to purchase common and preferred stocks.

       The Fund normally invests primarily in equity securities Schroder believes to be undervalued. In selecting securities for the Fund, Schroder analyzes, among other things, a company's financial data and business fundamentals in an attempt to identify companies whose financial or business assets or whose prospects for earnings growth are undervalued by the market in general.

    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio. The Fund is particularly sensitive to this risk because it invests primarily in small capitalization companies, which tend to be more vulnerable to adverse developments than larger companies. The Fund is also particularly sensitive to the risks associated with "value" securities, which are issued by companies that may have experienced adverse developments or may be subject to special risks that have caused their securities to be out of favor. The Fund is also subject to the risk of general declines in the U.S. equity market.

           SCHRODER SMALL CAPITALIZATION VALUE FUND - INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END  ANNUAL RETURN
1995                      23.39%
1996                      23.91%
1997                      32.13%
1998                      -6.19%
1999                       4.81%

During the periods shown above, the highest quarterly return was 22.24% for the quarter ended June 30, 1999, and the lowest was -19.42% for the quarter ended September 30, 1998.

                                                                                             LIFE OF
                                                                                              FUND
  AVERAGE ANNUAL TOTAL RETURNS                                                               (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)                  ONE YEAR         FIVE YEARS         2/16/94)
  Schroder Small Capitalization Value Fund                      4.81%            14.71%        11.40%
  Russell 2000 Index*                                          21.26%            16.69%        13.14%

* The Russell 2000 Index is a market capitalization weighted broad based index of 2,000 small capitalization U.S. companies.

SCHRODER MIDCAP VALUE FUND

    -  INVESTMENT OBJECTIVE. To seek long-term capital appreciation.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in equity securities of mid-cap companies - companies with market capitalizations of between $1 billion and $10 billion. The Fund invests in a variety of equity securities, including common and preferred stocks, and warrants to purchase common and preferred stocks.

       The Fund normally invests primarily in equity securities Schroder believes to be undervalued. In selecting securities for the Fund, Schroder analyzes, among other things, a company's financial data and business fundamentals in an attempt to identify companies whose financial or business assets or whose prospects for earnings growth are undervalued by the market in general.

    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio. The Fund is more sensitive to this risk because it invests primarily in mid-cap companies, which tend to be more vulnerable to adverse developments than larger companies (though often less so than small capitalization companies). The Fund is also particularly sensitive to the risks associated with "value" securities, which are issued by companies that may have experienced adverse developments or may be subject to special risks that have caused their securities to be out of favor. The Fund is also subject to the risk of general declines in the U.S. equity market.

                  SCHRODER MIDCAP VALUE FUND - INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END  ANNUAL RETURN
1998                       2.19%
1999                       8.26%

During the periods shown above, the highest quarterly return was 24.26% for the quarter ended December 31, 1998, and the lowest was -22.19% for the quarter ended September 30, 1998.

                                                                                 LIFE OF
                                                                                  FUND
  AVERAGE ANNUAL TOTAL RETURNS                                                   (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)                         ONE YEAR         8/1/97)
  Schroder MidCap Value Fund                                       8.26%            7.23%
  Standard & Poor's Midcap 400 Index*                             14.72%           16.82%

* The Standard & Poor's Midcap 400 Index is a market weighted composite index of 400 stocks in the middle capitalization sector of the U.S. equities market.

SCHRODER INVESTMENT GRADE INCOME FUND

    - INVESTMENT OBJECTIVE. To seek current income consistent with preservation of capital. Growth of capital is a secondary objective, to the extent consistent with the Fund's principal objective.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in fixed-income securities that are of "investment grade" quality. To be considered of "investment grade," the securities must be rated (at the time of investment) in one of the four highest grades by Moody's Investors Service, Inc. or Standard and Poor's Ratings Services, or determined by Schroder to be of comparable quality. The Fund will not invest more than 25% of its assets in securities rated below the third highest grade by Moody's or Standard and Poor's and will normally not invest more than 10% of its assets in securities that are not of "investment grade" quality.

       The Fund invests in a variety of fixed-income securities, including U.S. Government securities, corporate debt securities, and money market instruments. The Fund may also invest a substantial portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, and in other types of asset-backed securities. In addition, the Fund may buy or sell a variety of derivative instruments relating to fixed-income securities, indices and interest rates for risk management or investment purposes. These may include options, futures contracts, and options on futures contracts.

       The Fund will normally maintain an average portfolio duration of between three and seven years. Portfolio duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity", and is used to determine the sensitivity of a security's price to changes in interest rates.

       The Fund may trade its portfolio securities actively to take advantage of perceived inefficiencies in the fixed-income markets based on Schroder's research and analyses regarding market sectors, individual issuers, and market conditions. The Fund's active trading strategy may lead to high levels of portfolio turnover, which may involve higher Fund expenses and tax liability for shareholders.

    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that interest rates will rise or fall in ways not anticipated by Schroder. For example, if interest rates were to rise, the value of fixed-income securities held by the Fund would typically fall. Securities having longer durations would tend to experience greater price declines in response to rising interest rates. If the Fund's portfolio duration is relatively long at a time when interest rates were to rise, the value of the Fund's shares would likely fall more than if the Fund had invested in securities with shorter durations.

       The Fund is also subject to the risk that the issuer of a fixed-income security will have its credit rating downgraded or will be unable to pay its obligations when due. This could cause the Fund's portfolio securities to decline in value, especially where an issuer defaults on its obligations.

       The Fund's investment in mortgage-backed securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. Falling interest rates may tend to increase prepayments, which could significantly shorten the effective maturities of mortgage-backed securities. Similarly, rising interest rates may tend to reduce prepayments, which could significantly lengthen the effective maturities. When interest rates decline, significant unscheduled prepayments on the underlying mortgages would have to be reinvested at the then-prevailing lower rates. Therefore, the Fund's mortgage-backed securities may have less potential for capital appreciation during periods of falling interest rates than other fixed-income securities of comparable maturities. However, the securities may have a comparable risk of decline in market value during periods of rising interest rates. The Fund's investments in other types of asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.

       The Fund's use of derivative instruments involves the risk that the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses derivatives for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

       The Fund is also subject to the risk that Schroder's active trading strategy will not be successful, which depends greatly on Schroder's ability accurately to analyze and identify inefficiencies in fixed-income markets, sectors and issuers, and to predict market movements generally.

            SCHRODER INVESTMENT GRADE INCOME FUND - INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END  ANNUAL RETURN
1995                      18.31%
1996                       2.04%
1997                       8.23%
1998                       7.79%
1999                      -1.92%

During the periods shown above, the highest quarterly return was 6.50% for the quarter ended June 30, 1995, and the lowest was -2.21% for the quarter ended March 31, 1996.

                                                                                         LIFE OF
                                                                                          FUND
  AVERAGE ANNUAL TOTAL RETURNS                                                           (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)                  ONE YEAR       FIVE YEARS       2/22/94)
  Schroder Investment Grade Income Fund                        -1.92%      6.67%            4.87%
  Lehman Brothers Aggregate Bond Index*                        -0.82%      7.73%            6.03%

* The Lehman Brothers Aggregate Bond Index (the "Aggregate Index") is a composite index which measures the total universe of investment grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities greater than one year. The Aggregate Index has replaced the Lehman Brothers Government/Corporate Index (a composite of approximately 5,000 investment grade government and corporate debt issues with maturities greater than one year) as the Fund's comparative index in this Prospectus because Schroder believes the Aggregate Index is more representative of the Fund's permissible investment universe. For periods ended December 31, 1999, the One Year, Five Years, and Life of Fund (since 2/22/94) average annual total returns of the Lehman Brothers Government/Corporate Index were -2.15%, 7.61%, and 5.84%, respectively.

The yield on the Fund's Investor Shares for the 30-day period ended January 31, 2000 was 7.16%. Please call the Trust at (800) 464-3108 for more recent yield information for the Fund.

SCHRODER SHORT-TERM INVESTMENT FUND

    - INVESTMENT OBJECTIVE. To seek as high a rate of income as Schroder believes is consistent with preservation of capital and maintenance of liquidity. WHILE THE FUND INTENDS TO INVEST IN SHORT-TERM SECURITIES, IT IS NOT A MONEY-MARKET FUND. THE FUND'S NET ASSET VALUE WILL FLUCTUATE BASED ON CHANGES IN INTEREST RATES AND OTHER FACTORS AFFECTING THE VALUES OF THE FUND'S PORTFOLIO SECURITIES.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund will normally invest all of its assets in a portfolio of high-quality short-term instruments consisting of any or all of the following: prime commercial paper; U.S. Government securities; corporate obligations rated at least Aa by Moody's or AA by Standard & Poor's; bankers' acceptances, bank certificates of deposit or bank time deposits; repurchase agreements with respect to U.S. Government securities or any of the other fixed-income securities described above; and other securities (such as certain mortgage-backed securities) rated at least Aa or P-1 by Moody's or AA or A-1 by Standard & Poor's or, under certain circumstances, determined by Schroder to be of comparable quality.

       All of the Fund's investments will normally have remaining maturities of three years or less at the time of investment. The Fund will normally invest at least 65% of its assets in obligations with remaining maturities of two years or less at the time of investment. The average maturity of the Fund's portfolio securities based on their dollar value generally will not exceed one year at the time of each investment. When a security is subject to a repurchase agreement, the amount and maturity of the Fund's investment will be determined by reference to the amount and term of the repurchase agreement, not by reference to the underlying security.

       A substantial portion of the securities held by the Fund may consist of asset-backed securities, including mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Schroder will calculate the "maturity" of such an obligation and other similar obligations, for purposes of determining the Fund's compliance with the requirements set out above, based on Schroder's estimate of the period of time remaining until all of the scheduled payments in respect of that obligation will have been made. That period may be shorter than the stated maturity of the obligation.

       The Fund may also buy or sell a variety of derivative instruments relating to fixed-income securities, indices and interest rates for risk management or investment purposes. These may include options, futures contracts, and options on futures contracts.

    - PRINCIPAL RISKS. The principal risks of investing in the Fund include the risk that interest rates will rise or fall in ways not anticipated by Schroder. For example, if interest rates were to rise, the values of fixed-income securities held by the Fund would typically fall. The Fund is also subject to the risk that the issuer of a fixed-income security will have its credit rating downgraded or will be unable to pay its obligation when due. This could cause the Fund's portfolio securities to decline in value, especially where an issuer defaults on its obligations.

       The Fund attempts to minimize both interest rate risk and credit risk by investing in a portfolio of high-quality, short-term instruments. However, the Fund is not a money market fund and its net asset value will fluctuate based on changes in interest rates and other factors affecting the values of the Fund's portfolio securities.

       The Fund's investment in mortgage-backed securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. Falling interest rates may tend to increase prepayments, which could significantly shorten the effective maturities of mortgage-backed securities. Similarly, rising interest rates may tend to reduce prepayments, which could significantly lengthen the effective maturities. When interest rates decline, significant unscheduled prepayments on the underlying mortgages would have to be reinvested at the then-prevailing lower rates. Therefore, the Fund's mortgage-backed securities may have less potential for capital appreciation during periods of falling interest rates than other fixed-income securities of comparable maturities. However, the securities may have a comparable risk of decline in market value during periods of rising interest rates. The Fund's investments in other types of asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.

       The Fund's use of derivative instruments involves the risk that the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses derivatives for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

             SCHRODER SHORT-TERM INVESTMENT FUND - INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END  ANNUAL RETURN
1995                       5.23%
1996                       4.55%
1997                       4.87%
1998                       4.89%
1999                       3.58%

During the periods shown above, the highest quarterly return was 1.55% for the quarter ended September 30, 1998, and the lowest was 0.48% for the quarter ended June 30, 1999.

                                                                                     LIFE OF
                                                                                      FUND
  AVERAGE ANNUAL TOTAL RETURNS                                                       (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)               ONE YEAR      FIVE YEARS       1/11/94)
  Schroder Short-Term Investment Fund                    3.58%         4.62%            4.28%
  90 Day U.S. Treasury Bill*                             4.88%         5.26%            5.14%

* The 90 Day U.S. Treasury Bill return represents a four-week average return on the 90 day U.S. Treasury Bill.

The yield on the Fund's Investor Shares for the 30-day period ended January 31, 2000 was 6.13%. Please call the Trust at (800) 464-3108 for more recent yield information for the Fund.

FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INVESTOR SHARES OF THE FUNDS.

SHAREHOLDER FEES (paid directly from your investment):

Maximum Sales Load Imposed on Purchases.....................  None
Maximum Deferred Sales Load.................................  None
Maximum Sales Load Imposed on Reinvested Dividends..........  None
Redemption Fee..............................................  None
Exchange Fee................................................  None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

                                                                                                     SCHRODER
                                                          SCHRODER         SCHRODER      SCHRODER   INVESTMENT    SCHRODER
                                                           LARGE            SMALL         MIDCAP      GRADE      SHORT-TERM
                                                       CAPITALIZATION   CAPITALIZATION    VALUE       INCOME     INVESTMENT
                                                        EQUITY FUND       VALUE FUND       FUND        FUND         FUND
                                                       --------------   --------------   --------   ----------   ----------
Advisory Fees........................................       0.75%             0.95%        0.90%       0.50%        0.40%
Distribution (12b-1) Fees............................       None              None         None        None         None
Other Expenses.......................................       0.44              0.55         1.38        0.72         0.79
                                                           -----            ------        -----       -----        -----
Total Annual Fund Operating Expenses.................       1.19              1.50         2.28        1.22         1.19
Fee Waiver and/or Expense Limitation.................       0.25(1)            N/A         0.93(1)     0.50(1)      0.16(1)
                                                           -----            ------        -----       -----        -----
Net Expenses.........................................       0.94(1)           1.50         1.35(1)     0.72(1)      1.03(1)

(1) The Net Expenses shown above for Schroder Large Capitalization Equity Fund, Schroder MidCap Value Fund, Schroder Investment Grade Income Fund, and Schroder Short-Term Investment Fund reflect the effect of contractually imposed expense limitations and/or fee waivers, in effect through October 31, 2000, on the Total Annual Fund Operating Expenses of the Funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's Total Annual Fund Operating Expenses remain the same as those set forth above (absent the noted Fee Waiver and/or Expense Limitation). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Schroder Large Capitalization Equity Fund*                      $122       $380      $  658     $1,450
Schroder Small Capitalization Value Fund                        $154       $477      $  824     $1,801
Schroder MidCap Value Fund*                                     $234       $720      $1,232     $2,638
Schroder Investment Grade Income Fund*                          $125       $389      $  674     $1,484
Schroder Short-Term Investment Fund*                            $122       $380      $  658     $1,450

* Assuming that each of these Fund's operating expenses remain the same as the Net Expenses set forth above, based on the other assumptions described above, your costs would be as follows for 1 year, 3 years, 5 years, and 10 years, respectively:

     Schroder Large Capitalization Equity Fund -- $96, $301, $522, and $1,159.

     Schroder MidCap Value Fund -- $138, $430, $744, and $1,632.

     Schroder Investment Grade Income Fund -- $74, $231, $402, and $897.

     Schroder Short-Term Investment Fund -- $106, $329, $571, and $1,264.

PRINCIPAL RISKS AND OTHER STRATEGIES

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective in all circumstances. The following provides more detail about the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its total return or yield. It is possible to lose money by investing in the Funds.

SCHRODER LARGE CAPITALIZATION EQUITY, SCHRODER SMALL CAPITALIZATION VALUE, AND SCHRODER MIDCAP VALUE FUNDS

These Funds invest primarily in equity securities. The principal risks of investing in these Funds include the risk that their portfolio securities will decline in value due to factors affecting the issuing companies, their industries, or the equity markets generally. The securities in which Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund invest primarily tend to be more vulnerable to adverse developments than larger capitalization companies.

    - GENERAL RISKS OF EQUITY SECURITIES. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as lower demand for the company's products or services or poor decisions made by such company's management. Equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs. Equity securities may also decline due to general market conditions which are not specifically related to a company or industry, such as adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment.

    - GROWTH SECURITIES. Each Fund may invest in securities of companies that Schroder believes have earnings that will grow relatively rapidly. A principal strategy of Schroder Large Capitalization Equity Fund is to invest in growth securities. These growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

    - VALUE SECURITIES. Each Fund may also invest in companies that may not be expected to experience significant earnings growth, but whose securities Schroder believes are undervalued. A principal strategy of Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund is to invest in value securities. These companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If Schroder's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that Schroder anticipates.

    - RISKS OF SMALLER CAPITALIZATION COMPANIES. Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund invest in companies which are smaller and less well-known than larger, more widely held companies. Small and mid-cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

SCHRODER INVESTMENT GRADE INCOME AND SCHRODER SHORT-TERM INVESTMENT FUNDS

These Funds invest primarily in fixed-income securities. The other Funds may also invest a portion of their assets in fixed-income securities. All fixed-income securities are subject to some degree of market (or interest rate) risk and credit risk.

    - MARKET (INTEREST RATE) RISK OF FIXED-INCOME SECURITIES. Changes in the market values of fixed-income securities are largely an inverse function of changes in the current level of interest rates. During periods of falling interest rates, the values of fixed-income securities generally rise. During periods of rising interest rates, the values of fixed-income securities generally decline. Fluctuations in the market value of a Fund's fixed-income securities generally will not affect interest income on securities already held by the Fund, but will be reflected in the Fund's net asset value.

       When interest rates are falling or remain relatively flat, a fixed-income portfolio with a longer average maturity or duration will generally outperform a portfolio with a shorter maturity or duration. On the other hand, when interest rates are rising, a portfolio with a shorter average maturity or duration will generally outperform a portfolio with a longer maturity or duration. In general, fixed-income portfolios with longer average maturities or durations have a greater potential for total return, but are also subject to greater levels of market risk and price volatility than those with shorter maturities or durations.

       As its name suggests, Schroder Short-Term Investment Fund is managed to have a relatively short average portfolio maturity. Therefore, that Fund is subject to relatively small levels of market risk and price volatility. Depending upon Schroder's current investment outlook and strategy, the average duration of Schroder Investment Grade Income Fund may be relatively long at times, in which case the Fund would be subject to relatively high levels of market risk and price volatility.

    - CREDIT RISK OF FIXED-INCOME SECURITIES. Credit risk associated with fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A portfolio of fixed-income securities is subject to some degree of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the portfolio's share price and income level. Nearly all fixed-income securities are subject to some credit risk, whether the issuers of the securities are corporations, states or local governments, or foreign governments. Even certain U.S. Government securities are subject to credit risk. The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Schroder will monitor the investment to determine whether keeping the security will help to achieve the Fund's investment objective.

       Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund each invests in a portfolio of higher-rated fixed-income securities which involve a lesser degree of credit risk than lower quality securities. However, the yields available from these Funds are generally lower than the yields available from fixed-income funds that invest in lower quality securities.

    - RISKS OF MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES. Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund may invest a substantial portion of their assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, and in other types of asset-backed securities. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holder of the mortgage-backed securities. Prepayments of principal and interest on mortgages underlying mortgage-backed securities may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans, and may significantly shorten the effective maturities of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective maturities of such securities.

       Mortgage-backed securities may offer yields higher than those available from many other types of debt securities, but they are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. These prepayments would have to be reinvested at the then-prevailing lower rates. As a result, a Fund's mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

       Other types of asset-backed securities are subject to risks similar to those of mortgage-backed securities, including interest rate and prepayment risks.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES

The following provides additional information regarding the Funds' principal investment strategies not discussed in the Summary Information section above.

    - TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality fixed-income securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

    - CHANGES IN INVESTMENT OBJECTIVES AND POLICIES. The investment objectives and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders. As a matter of policy, the Trustees would not materially change an investment objective of a Fund without shareholder approval.

    - PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

OTHER INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary Information section above, the Funds may at times, but are not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

    - SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Fund may lend portfolio securities amounting to not more than 25% of its total assets to broker-dealers, and may enter into repurchase agreements on up to 25% of its total assets. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from realizing the collateral.

    - WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

    - U.S. GOVERNMENT SECURITIES. U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

    - VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations purchased by Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund may be variable or floating rate instruments and may involve a demand or interest rate reset feature. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par value prior to maturity. When interest rates fall, variable and floating rate instruments generally will not increase in value as much as fixed-rate instruments of similar credit quality, although they will generally lose less value than similarly rated fixed-rate instruments when interest rates rise. When determining the maturity of a variable or floating rate instrument, a Fund may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the stated maturity of the instrument. The absence of an active secondary market for these instruments could make it difficult for a Fund to dispose of them.

    - ZERO-COUPON BONDS. Each Fund may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently. A Fund investing in zero-coupon bonds is required to distribute the income on these securities as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions.

    - DERIVATIVE INSTRUMENTS. Each of the Funds may buy or sell a variety of derivative instruments to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

    - PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Funds, on which shareholders may pay tax. Schroder Investment Grade Income Fund had a relatively high portfolio turnover rate (300.53%) during the fiscal year ended October 31, 1999 due to an active portfolio management strategy used for the Fund. Schroder expects to continue to use an active strategy for the Fund in future periods.

    - OTHER INVESTMENTS. The Funds may also invest in other types of securities and utilize a variety of investment techniques and strategies which are not described in this Prospectus, such as investment in foreign securities and the use of foreign currency transactions. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees, which has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.

Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Funds, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the investment banking and asset management businesses, and as of June 30, 1999, had in the aggregate assets under management of approximately $208 billion.

A NOTE ON THE PENDING SALE OF THE INVESTMENT BANKING BUSINESS OF SCHRODERS PLC. In January 2000, Schroders plc agreed to sell its worldwide investment banking business to Salomon Smith Barney. The transaction, which is expected to be completed by May 2000, is subject to regulatory approvals and satisfaction of closing conditions. Schroders plc will retain its asset management businesses. A substantial percentage of each Fund's assets (and in particular Schroder MidCap Value Fund, Schroder Investment Grade Income Fund, and Schroder Short-Term Investment Fund) is owned by participants in 401(k) and similar retirement accounts sponsored by affiliates of Schroder. It is anticipated that some or all of these assets may be redeemed from the Funds following the transaction, and that the Funds may, accordingly, incur costs and realize taxable capital gains in connection with the sale of their portfolio securities to satisfy redemptions. If a Fund is reduced substantially in size, the Fund may not be able to take advantage of investment opportunities and strategies available to a larger fund, and its gross expense ratio may increase (although Schroder currently intends to continue to observe expense limitations and fee waivers for the Funds).

    - INVESTMENT ADVISORY FEES PAID BY THE FUNDS. For the fiscal year ended October 31, 1999, the Funds paid investment advisory fees to Schroder at the following annual rates (based on the average daily net assets of each Fund taken separately): SCHRODER LARGE CAPITALIZATION EQUITY FUND - 0.50%; SCHRODER SMALL CAPITALIZATION VALUE FUND - 0.95%; SCHRODER SHORT-TERM INVESTMENT FUND - 0.31%; and SCHRODER MIDCAP VALUE FUND and SCHRODER INVESTMENT GRADE INCOME FUND paid no investment advisory fees during the period. The amounts paid by each Fund except Schroder Small Capitalization Value Fund reflect expense limitations and/or waivers described below.

    - EXPENSE LIMITATIONS AND WAIVERS. In order to limit the Funds' expenses, Schroder is contractually obligated to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 2000 to the extent that each Fund's total operating expenses attributable to its Investor Shares exceed the following annual rates (based on the average daily net assets of each Fund taken separately): SCHRODER LARGE CAPITALIZATION EQUITY FUND - 1.55%; SCHRODER SMALL CAPITALIZATION VALUE FUND - 1.70%; SCHRODER MIDCAP VALUE FUND - 1.35%; SCHRODER INVESTMENT GRADE INCOME FUND - 1.12%; and SCHRODER SHORT-TERM INVESTMENT FUND - 1.03%. In addition, Schroder is contractually obligated, through October 31, 2000, to waive a portion of the investment advisory fees it is entitled to receive from Schroder Large Capitalization Equity Fund and from Schroder Investment Grade Income Fund. As a result, during the period of the waiver,

       Schroder Large Capitalization Equity Fund will pay investment advisory fees to Schroder at the annual rate of 0.50% of the Fund's average daily net assets, and Schroder Investment Grade Income Fund will pay no investment advisory fees.

    - PORTFOLIO MANAGERS. Schroder's investment decisions for each of the Funds are generally made by an investment manager or an investment team, with the assistance of an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the noted Funds since the years shown below. Their recent professional experience is also shown.

SCHRODER FUND                PORTFOLIO MANAGER               SINCE            RECENT PROFESSIONAL EXPERIENCE
-------------             ------------------------  ------------------------  ------------------------------
Large Capitalization      Paul Morris                         1997            Employed as an investment
Equity Fund                                                                   professional at Schroder since
                                                                              1997. Mr. Morris is a Director
                                                                              and Managing Director of
                                                                              Schroder. Prior to joining
                                                                              Schroder, Mr. Morris was a
                                                                              Principal and Senior Portfolio
                                                                              Manager at Weiss Peck & Greer,
                                                                              L.L.C., and a Managing
                                                                              Director, Equity Division, of
                                                                              UBS Asset Management.

Small Capitalization      Nancy B. Tooke            Inception (1994)          Employed as an investment
Value Fund                                                                    professional at Schroder and
                                                                              its predecessors since 1989.
                                                                              Ms. Tooke is a Director and an
                                                                              Executive Vice President of
                                                                              Schroder.

MidCap Value Fund         Nancy B. Tooke            Inception (1997)          See above.

Investment Grade Income   Robert C. Michele                   1998            Employed as an investment
Fund                                                                          professional at Schroder since
                                                                              1998. Mr. Michele is a
                                                                              Director and Managing Director
                                                                              of Schroder. Prior to joining
                                                                              Schroder, Mr. Michele served
                                                                              as a Managing Director and
                                                                              Portfolio Manager at Black
                                                                              Rock Financial Management from
                                                                              1995 to 1998, and as a
                                                                              Director at CS First Boston
                                                                              Investment Management from
                                                                              1993 to 1995.

                          Richard Gotterer                    1998            Employed as an investment
                                                                              professional at Schroder since
                                                                              1993. Mr. Gotterer is a Vice
                                                                              President of Schroder.

Short-Term Investment     Robert C. Michele                   1998            See above.
Fund

                          Richard Gotterer                    1998            See above.

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. The Trust expects that days, other than weekend days, that the Exchange will not be open are New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds value their portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Funds value securities and assets for which market values are not ascertainable at their fair values as determined in accordance with procedures adopted by the Board of Trustees. The net asset value of a Fund's Investor Shares will generally differ from that of its Advisor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

Through Schroder Fund Advisors Inc., the distributor of the Trust's shares, the Trust sells Investor Shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select.

You may purchase Investor Shares of each Fund by completing the Account Application included with this Prospectus, and sending payment by check or wire as described below. Additional Account Applications may be obtained from the Trust's transfer agent, Boston Financial Data Services, Inc. (the "Transfer Agent"), at the addresses listed below under "Purchases by Check", or by calling the Trust at (800) 464-3108. The Trust or the Transfer Agent may request and delay acceptance of your order pending receipt of additional documentation, such as copies of corporate resolutions and instructions of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Investor Shares of each of the Funds are sold at their net asset value next determined after the Trust receives your order. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of regular trading on the New York Stock Exchange.

INVESTMENT MINIMUMS

The minimum investments for initial and additional purchases of Investor Shares of each Fund are as follows:

                                                   INITIAL     ADDITIONAL
                                                  INVESTMENT   INVESTMENTS
                                                  ----------   -----------
   Regular Accounts                                $10,000       $1,000
    Traditional IRAs                               $ 2,000       $  250

The Trust may, in its sole discretion, accept smaller initial or subsequent investments. None of the Funds issues share certificates.

You also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing your intention to invest at least the minimum investment amount applicable to a particular Fund, or more, in Investor Shares within 13 months. You may enter into a Statement of Intention in conjunction with your initial investment in Investor Shares by completing the appropriate section of the Account Application. Current Fund shareholders can obtain a Statement of

Intention form by contacting the Transfer Agent. The Trust reserves the right to redeem your shares in a Fund if you do not invest at least the minimum initial investment amount applicable to your account by the end of the Statement of Intention period (taking into account amounts you redeem during the period).

The Trust is authorized to reject any purchase order and to suspend the offering of its shares for any period of time. The Trust may also change any investment minimum from time to time.

PURCHASES BY CHECK

You may purchase shares of a Fund by mailing a check (in U.S. dollars) payable to (i) Schroder Series Trust, if you are purchasing shares of two or more Funds, accompanied by written instructions as to how the check amount should be allocated among the Funds whose shares you are purchasing, or (ii) the name of the Fund to be purchased (I.E., Schroder Small Capitalization Value Fund) if you are purchasing shares of a single Fund. Third-party checks will not be accepted.

For initial purchases, your check must be accompanied by a completed Account Application in proper form. You should direct your check and your completed Account Application as follows:

REGULAR MAIL            OVERNIGHT OR EXPRESS MAIL
------------            -------------------------
Schroder Mutual Funds   Boston Financial Data Services, Inc.
P.O. Box 8507           Attn: Schroder Mutual Funds
Boston, MA 02266        66 Brooks Drive
                        Braintree, MA 02184

Your payments should clearly indicate the shareholder's name and account number, if applicable.

PURCHASES BY BANK WIRE/TELEPHONE

If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Once you have an account number, you may purchase Investor Shares by telephoning the Transfer Agent at (800) 464-3108 to give notice that you will be sending funds by wire, and then arranging with your bank to wire funds to the Trust. In order to purchase shares by telephone, you must complete the appropriate section of the Account Application. Your purchase will not be processed until the Trust has received the wired funds.

Federal Reserve Bank wire instructions are as follows:

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110
           ABA No.: 011000028
           Attn: Schroder Mutual Funds
           DDA No.: 9904-650-0
           FBO: Account Registration
           A/C: Mutual Fund Account Number
                Name of Fund

The wire order must specify the name of the Fund, the share class (I.E., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.

In an effort to prevent unauthorized or fraudulent purchase or redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but either or both may be liable if they do not follow these procedures.

If six months have passed since correspondence to the shareholder's address of record is returned then, unless the Transfer Agent determines the shareholder's new address, dividends and other distributions that have been returned to the Transfer Agent will be reinvested in the applicable Fund(s), and the checks will be canceled.

AUTOMATIC PURCHASES

You can make regular investments of $100 or more per month or quarter in Investor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108.

OTHER PURCHASE INFORMATION

Investor Shares of each Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. Investors interested in purchases through exchange should telephone the Trust at (800) 464-3108.

Schroder reserves the right to reject any investment. A pattern of purchases and redemptions of Fund shares characteristic of "market timing" strategies may be deemed by Schroder to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" purchases an investor may make. An investor makes a "round trip" purchase when the investor purchases shares of a particular Fund, subsequently redeems those shares (including in connection with exchanges for other Schroder funds), and then again purchases shares of the original Fund. If an investor completes four round trip purchases in any twelve-month period, the Trust may refuse any subsequent purchase or exchange order by that investor.

Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other intermediaries who have sold or are expected to sell significant amounts of shares of the Trust. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

HOW TO SELL SHARES

You may sell your Investor Shares back to a Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to the Trust, or by calling the Transfer Agent at (800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your Investor Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Unless otherwise agreed to by the

Trust, the telephone redemption privilege may only be exercised to redeem shares worth $1,000 or more and not more than $25,000. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners, or those acting through powers of attorney or similar delegation.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Investor Shares by check, you will not be sent redemption proceeds until the check you used to pay for the Investor Shares has cleared, which may take up to 15 calendar days from the purchase date.

If you own fewer shares than a minimum amount set by the Trustees (presently 50 shares) of any Fund, the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust may suspend the right of redemption during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800) 464-3108. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

EXCHANGES

You can exchange your Investor Shares of any Fund for Investor Shares of most other funds in the Schroder family of funds at any time at their respective net asset values. The exchange would be treated as a sale of your Investor Shares and any gain on the exchange may be subject to tax. For a listing of the Schroder funds available for exchange and to exchange shares, please call the Trust at (800) 464-3108. In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS AND DISTRIBUTIONS

The following sets forth the main dividend and distribution policies of the Funds.

    - SCHRODER LARGE CAPITALIZATION EQUITY FUND, SCHRODER SMALL CAPITALIZATION VALUE FUND, AND SCHRODER MIDCAP VALUE FUND. Each of these Funds distributes any net investment income and any net realized capital gains at least once a year. Distributions from net investment income, if any, are expected to be small.

    - SCHRODER INVESTMENT GRADE INCOME FUND. This Fund distributes net investment income monthly and any net realized capital gains at least once a year.

    - SCHRODER SHORT-TERM INVESTMENT FUND. This Fund declares all of its net income as a dividend each day the Fund is open for business. Dividends are declared each business day to shareholders of record at the time of the declaration. You begin earning dividends on the day after the Fund receives payment for your shares. The Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the next business day. Each month's dividends will be paid on the last day of that month (or, if that day is not a business day, on the preceding business day). A shareholder who withdraws the entire balance of an account at any time during the month will be paid all dividends declared through the date of the withdrawal.

Distributions from net capital gain are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

    -  Reinvest all distributions in additional Investor Shares of your Fund;

    - Receive distributions from net investment income in cash while reinvesting capital gain distributions in additional Investor Shares of your Fund;

    - Receive distributions from net investment income in additional Investor Shares of your Fund while receiving capital gain distributions in cash; or

    -  Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that a Fund owned for more than 12 months will be taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Funds.

TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES. Any gain resulting from the sale or exchange of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending upon how long you have owned your shares.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each of the Funds for the past 5 years or since the Fund commenced operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns represent the total return for an investment in Investor Shares of a Fund, assuming reinvestment of all dividends and distributions.

The financial highlights presented below have been audited by Arthur Andersen LLP, independent accountants to the Funds. The audited financial statements for the Funds and the related independent accountants' report are contained in the Trust's Annual Report and are incorporated by reference into the Statement of Additional Information. Copies of the Annual Report may be obtained without charge by writing the Trust at P.O. Box 8507, Boston, Massachusetts 02266 (regular mail) or at 66 Brooks Drive, Braintree, Massachusetts 02184 (overnight or express mail), or by calling (800) 464-3108.

SCHRODER LARGE CAPITALIZATION EQUITY FUND

(For an Investor Share outstanding throughout the period.)

                                                           YEAR ENDED OCTOBER 31,
                                      ----------------------------------------------------------------
                                        1999           1998            1997        1996        1995
                                      ---------      ---------       ---------   ---------   ---------
Net Asset Value at Beginning of
 Period                               $  14.75       $  14.48        $  12.18    $  11.12    $   9.45
Income from Investment Operations:
  Net Investment Income                   0.03(1)        0.05(1)         0.10        0.11        0.11(1)
  Net Realized and Unrealized Gain
   (Loss) on Investments                  3.01           2.95            3.04        1.92        1.63
                                      --------       --------        --------    --------    --------
Total from Investment Operations          3.04           3.00            3.14        2.03        1.74
                                      --------       --------        --------    --------    --------
Less Distributions:
  From Net Investment Income             (0.04)         (0.09)          (0.11)      (0.13)      (0.07)
  From Net Realized Capital Gains        (3.17)         (2.64)          (0.73)      (0.84)       0.00
                                      --------       --------        --------    --------    --------
Total Distributions                      (3.21)         (2.73)          (0.84)      (0.97)      (0.07)
                                      --------       --------        --------    --------    --------
Net Asset Value at End of Period      $  14.58       $  14.75        $  14.48    $  12.18    $  11.12
                                      ========       ========        ========    ========    ========
Total Return                             23.35%         23.91%          26.18%      19.30%      18.63%
Ratios & Supplemental Data
  Net Assets at End of Period
   (000's)                             $70,169        $60,694         $45,552     $42,905     $38,088
  Ratio of Operating Expenses to
   Average Net Assets                     0.94%(1)       1.04%(1)        1.23%       1.26%       1.40%(1)
  Ratio of Net Investment Income to
   Average Net Assets                     0.23%          0.36%           0.63%       0.94%       1.27%
Portfolio Turnover Rate                  99.56%        161.11%          64.91%      56.83%      83.15%

(1) Net Investment Income is after reimbursement of certain expenses and/or a management fee waiver by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay, reimburse or waive expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1999 - $0.00 and 1.19%, 1998 - $0.03 and 1.20%, 1995 - $0.11 and 1.45%,
    respectively.

SCHRODER SMALL CAPITALIZATION VALUE FUND

(For an Investor Share outstanding throughout the period.)

                                                       YEAR ENDED OCTOBER 31,
                                     -----------------------------------------------------------
                                       1999       1998         1997         1996         1995
                                     ---------  ---------    ---------    ---------    ---------
Net Asset Value at Beginning of
 Period                              $  12.91   $  17.67     $  13.05     $  10.77     $   9.77
Income from Investment Operations:
  Net Investment Income (Loss)          (0.08)     (0.02)       (0.05)       (0.05)       (0.03)(1)
  Net Realized and Unrealized Gain
   (Loss) on Investments                 0.51      (2.05)        5.65         2.34         1.03
                                     --------   --------     --------     --------     --------
Total from Investment Operations         0.43      (2.07)        5.60         2.29         1.00
                                     --------   --------     --------     --------     --------
Less Distributions:
  From Net Realized Capital Gains       (0.24)     (2.69)       (0.98)       (0.01)        0.00
                                     --------   --------     --------     --------     --------
Total Distributions                     (0.24)     (2.69)       (0.98)       (0.01)        0.00
                                     --------   --------     --------     --------     --------
Net Asset Value at End of Period     $  13.10   $  12.91     $  17.67     $  13.05     $  10.77
                                     ========   ========     ========     ========     ========
Total Return                             3.40%    (13.29)%      48.46%       21.17%       10.27%
Ratios & Supplemental Data
  Net Assets at End of Period
   (000's)                            $60,206    $67,814      $96,709      $48,614      $47,929
  Ratio of Operating Expenses to
   Average Net Assets                    1.50%      1.29%        1.32%        1.43%        1.56%(1)
  Ratio of Net Investment Income to
   Average Net Assets                   (0.54)%    (0.14)%      (0.36)%      (0.34)%      (0.29)%
Portfolio Turnover Rate                101.72%     87.51%       77.48%       81.63%       45.74%

(1) Net Investment Income (Loss) is after reimbursement of certain expenses by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income (Loss) per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1995 - $(0.03) and 1.62%, respectively.

SCHRODER MIDCAP VALUE FUND

(For an Investor Share outstanding throughout the period.)

                                             YEAR ENDED
                                            OCTOBER 31,          PERIOD ENDED
                                       ----------------------    OCTOBER 31,
                                         1999         1998         1997(1)
                                       ---------    ---------    ------------
Net Asset Value at Beginning of
 Period                                $   9.72     $  10.36      $  10.00
Income from Investment Operations:
  Net Investment Income (Loss)(2)          0.00       (0.01)          0.00
  Net Realized and Unrealized Gain
   (Loss) on Investments                   1.16       (0.63)          0.36
                                       --------     --------      --------
Total from Investment Operations           1.16       (0.64)          0.36
                                       --------     --------      --------
Less Distributions:
  From Net Realized Capital Gains          0.00         0.00          0.00
                                       --------     --------      --------
Total Distributions                        0.00         0.00          0.00
                                       --------     --------      --------
Net Asset Value at End of Period       $  10.88     $   9.72      $  10.36
                                       ========     ========      ========
Total Return                              11.98%       (6.18)%        3.60%(3)
Ratios & Supplemental Data
  Net Assets at End of Period
   (000's)                              $11,179      $10,484       $10,066
  Ratio of Operating Expenses to
   Average Net Assets(2)                   1.35%        1.35%         1.35%(4)
  Ratio of Net Investment Income to
   Average Net Assets                     (0.03)%      (0.06)%       (0.13)%(4)
Portfolio Turnover Rate                  174.98%      165.62%        11.96%(3)

(1) For the period August 1, 1997 (commencement of investment operations) through October 31, 1997.

(2) Net Investment Income (Loss) is after reimbursement of certain expenses by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income (Loss) per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1999 - $(0.11) and 2.28%, 1998 - $(0.12) and 2.47%, 1997 - $(0.06) and 4.33%, respectively.

(3) Not annualized.

(4) Annualized.

SCHRODER INVESTMENT GRADE INCOME FUND

(For an Investor Share outstanding throughout the period.)

                                                       YEAR ENDED OCTOBER 31,
                                     -----------------------------------------------------------
                                       1999       1998         1997         1996         1995
                                     ---------  ---------    ---------    ---------    ---------
Net Asset Value at Beginning of
 Period                              $  10.00   $   9.77     $   9.70     $   9.93     $   9.14
Income from Investment Operations:
  Net Investment Income(1)               0.55       0.54         0.49         0.53         0.59
  Net Realized and Unrealized Gain
   (Loss) on Investments                (0.62)      0.23         0.16        (0.11)        0.79
                                     --------   --------     --------     --------     --------
Total from Investment Operations        (0.07)      0.77         0.65         0.42         1.38
                                     --------   --------     --------     --------     --------
Less Distributions:
  From Net Investment Income            (0.56)     (0.54)       (0.49)       (0.53)       (0.59)
  From Net Realized Capital Gains       (0.31)      0.00        (0.09)       (0.12)        0.00
                                     --------   --------     --------     --------     --------
Total Distributions                     (0.87)     (0.54)       (0.58)       (0.65)       (0.59)
                                     --------   --------     --------     --------     --------
Net Asset Value at End of Period     $   9.06   $  10.00     $   9.77     $   9.70     $   9.93
                                     ========   ========     ========     ========     ========
Total Return                            (0.78)%     8.10%        7.68%        4.38%       15.62%
Ratios & Supplemental Data
  Net Assets at End of Period
   (000's)                            $24,957    $28,134      $26,683      $23,708      $23,704
  Ratio of Operating Expenses to
   Average Net Assets(1)                 0.72%      0.89%        1.12%        1.12%        1.06%
  Ratio of Net Investment Income to
   Average Net Assets                    5.81%      5.47%        5.58%        5.46%        6.35%
Portfolio Turnover Rate                300.53%    112.69%       43.65%       68.76%      113.50%

(1) Net Investment Income is after reimbursement of certain expenses and/or a management fee waiver by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay, reimburse or waive expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1999 - $0.50 and 1.22%, 1998 - $0.51 and 1.25%, 1997 - $0.47 and 1.33%, 1996 -
    $0.52 and 1.24%, 1995 - $0.56 and 1.50%, respectively.

SCHRODER SHORT-TERM INVESTMENT FUND

(For an Investor Share outstanding throughout the period.)

                                                               YEAR ENDED OCTOBER 31,
                                      ------------------------------------------------------------------------
                                        1999           1998            1997            1996            1995
                                      ---------      ---------       ---------       ---------       ---------
Net Asset Value at Beginning of
 Period                               $   9.90       $   9.87        $   9.87        $   9.88        $   9.88
Income from Investment Operations:
  Net Investment Income                   0.51(1)        0.46(1)         0.46(1)         0.45            0.49(1)
  Net Realized and Unrealized Gain
   (Loss) on Investments                 (0.16)          0.03           (0.00)           0.00            0.00
                                      --------       --------        --------        --------        --------
Total from Investment Operations          0.35           0.49            0.46            0.45            0.49
                                      --------       --------        --------        --------        --------
Less Distributions:
  From Net Investment Income             (0.51)         (0.46)          (0.46)          (0.45)          (0.49)
  In Excess of Net Investment
   Income                                 0.00           0.00            0.00           (0.01)           0.00
                                      --------       --------        --------        --------        --------
Total Distributions                      (0.51)         (0.46)          (0.46)          (0.46)          (0.49)
                                      --------       --------        --------        --------        --------
Net Asset Value at End of Period      $   9.74       $   9.90        $   9.87        $   9.87        $   9.88
                                      ========       ========        ========        ========        ========
Total Return                              3.62%          5.09%           4.74%           4.63%           5.02%
Ratios & Supplemental Data
  Net Assets at End of Period
   (000's)                             $27,102        $30,054         $27,346         $30,527         $33,936
  Ratio of Operating Expenses to
   Average Net Assets                     1.03%(1)       1.03%(1)        1.03%(1)        1.00%           0.95%(1)
  Ratio of Net Investment Income to
   Average Net Assets                     5.21%          4.65%           4.64%           4.50%           4.91%
Portfolio Turnover Rate                  92.23%         92.95%          65.57%         154.66%          27.86%

(1) Net Investment Income is after reimbursement of certain expenses by Schroder. (See Note 3 to the Trust's financial statements.) Had Schroder not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1999 - $0.49 and 1.19%, 1998 - $0.45 and 1.12%, 1997 - $0.46 and 1.05%, 1995 - $0.47 and 1.08%, respectively.


                     FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
  PLEASE CALL (800) 464-3108 FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT PROSPECTUS.

                   PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.
SCHRODER CAPITAL FUNDS (DELAWARE)                   SCHRODER SERIES TRUST
SCHRODER INTERNATIONAL FUND                         SCHRODER LARGE CAPITALIZATION EQUITY FUND
SCHRODER EMERGING MARKETS FUND                      SCHRODER SMALL CAPITALIZATION VALUE FUND
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND       SCHRODER MIDCAP VALUE FUND
SCHRODER GREATER CHINA FUND                         SCHRODER INVESTMENT GRADE INCOME FUND
SCHRODER U.S. DIVERSIFIED GROWTH FUND               SCHRODER SHORT-TERM INVESTMENT FUND
SCHRODER U.S. SMALLER COMPANIES FUND
SCHRODER MICRO CAP FUND

                                   SCHRODER SERIES TRUST II
                                    SCHRODER ALL-ASIA FUND

                                                               [Schroders Logo]
ACCOUNT APPLICATION
SCHRODER SERIES TRUST       INVESTOR SHARES


1. INITIAL INVESTMENT ________________________________________________________

The minimum initial  CHECK ONE                           CHECK ONE
investment in each   / /Schroder Large Capitalization  / / Check enclosed for
Fund is $10,000.         Equity Fund                       $___________
                     / /Schroder Small Capitalization
                         Value Fund
                     / /Schroder MidCap Value Fund     / / Wire transfer
                                                           (see instructions
                     / /Schroder Investment Grade          on Page A-3)
                        Income Fund                        Initial wire
                     / /Schroder Short-Term                amount $__________
                        Investment Fund                / / Statement of
                                                           Intention*
                                                           Investment amount
                                                           $___________

                                              *Subject to Prospectus disclosure
                                               regarding Statement of Intention

2. ACCOUNT REGISTRATION_______________________________________________________

For individual:    1.
Use item 1         ___________________  ____  __________________________________
                   First Name           M.I.  Last Name

                   __ __ __-__ __-__ __ __ __   ________________________________
                   Social Security Number       Date of Birth

                   _____________________________________________________________
                   Employer Name

                   _____________________________________________________________
                   Employer Address

                   _____________________________________________________________
                   Occupation


For joint account: 2.
Use items 1 & 2    ___________________  ____  __________________________________
                   First Name           M.I.  Last Name

                   __ __ __-__ __-__ __ __ __   ________________________________
                   Social Security Number       In the case of two or more
                                                co-owners, the account will be
                                                registered "Joint Tenants with
                                                Rights of Survivorship" unless
                                                otherwise specified above.

For a minor:       3.
Use item 3         _______________________   ____  ____________________________
                   First Name of Custodian   M.I.  Last Name of Custodian

                   Custodian for
                   ________________________  ____  ____________________________
                   Minor's First Name        M.I.  Last Name

                   __ __ __-__ __-__ __ __ __  Under the_____________Uniform
                   Minor's Social Security              Name of State
                   Number                      Gifts/Transfers for Minors Act.

For a Trust:       4.
(including         __________________________  ________________________________
Pension Plans):    Name of Trustee             Trust Agreement Date (mandatory)
Use item 4
                   __________________________  ________________________________
                   Trust Beneficiary           Taxpayer's I.D. Number

For a corporation, 5.
partnership or     ___________________________________   ______________________
other entity: Name of Corporation or Other Entity Taxpayer's I.D. Number Use item 5
                   ___________________________________   ______________________
                   Name of Officer                       Title of Officer

3. ACCOUNT DESCRIPTION ________________________________________________________

/ /Individual-Taxable   / /Defined Benefit   / /Foundation/Endowment   / /Trust
/ /Individual              Plan              / /401(k) Plan            / /Other
   Custodian/IRA*       / /Defined
/ /Pension Plan            Contribution Plan
   (*Additional application required)

4. MAILING ADDRESS ____________________________________________________________

                   ____________________________________________  ______________
                   Street1                                        Apt. No.

                   ____________________________________________________________
                   Street2

                   __________________________________  __________  ____________
                   City                                State       Zip

                   _________________________________  __________________________
                   Daytime Phone Number               Evening Phone Number

5. DUPLICATE STATEMENT ADDRESS (OPTIONAL)______________________________________

                   ____________________________________________________________
                   Name of Individual / Company

                   ____________________________________________________________
                   Street

                   __________________________________  __________  ____________
                   City                                State       Zip


                   _____________________________________________________________
                   Daytime Phone Number

6. DEALER INFORMATION (FOR BROKER/DEALER USE ONLY)_____________________________

                   _______________________________  ____________________________
                   Name of Dealer                   Dealer Number

                   _____________________________________________________________
                   Branch Address

                   __________________________________  __________  ____________
                   City                                State       Zip

                   ____________________________ _______________________________
                   Phone Number                 Registered Rep Name and Number

7. DISTRIBUTIONS_______________________________________________________________

Please indicate how you     1. / /Dividends and capital gains reinvested in
would like to receive             additional shares.
distributions. If you       2. / /Dividends and capital gains mailed to your
do not choose an option,          address in Section 4.
your distribution will      3. / /Dividends mailed to your address in Section 4
be invested in                    and capital gains reinvested.
accordance with             4. / /Capital gains mailed to your address in
Option 1.                         Section 4 and dividends reinvested.
                            5. / /Dividends and capital gains automatically
                                  deposited to your bank account. Please
                                  complete Section 8.
                            6. / /Dividends automatically deposited to your bank
                                  account and capital gains reinvested. Please complete Section 8.
                            7. / /Capital gains automatically deposited to your
                                  bank account and dividends reinvested.
                                  Please complete Section 8.

8. Bank Account Designation ___________________________________________________
                              ACCOUNT NAME MUST MATCH THE NAME IN SECTION 2.
This section must be          PLEASE ATTACH A BLANK/VOIDED CHECK FOR
completed to permit           ACCOUNT AND BANK INFORMATION.
certain options
chosen in Sections 7
and 9.
                            ________________________   ________________________
                            Name of Bank               Branch
                            ________________    ________________  ______ ______
                            Bank Address        City              State  Zip
                            _________________________________  ________________
                            Type of Account (Checking/Savings) Account Number

9. SYSTEMATIC INVESTMENT___________________________________________________

Amounts (minimum $100 per   Authorization Form
transaction) will be drawn
automatically on your bank  Invest automatically the amount of $_______ in the
account and invested in     ____________ Fund on or about the_____day of each
your Schroder Series Trust  month.  Purchases will be made monthly unless
account. Minimum initial    you wish to elect quarterly by checking this
investment of $10,000       box / / in which event the amount specified will
also applies.               be invested automatically on or about
                            the_____day of the first month in each quarter.
                            Funds will be drawn from the bank account you designate in Section 8. Your first automatic monthly investment will occur no sooner than two weeks after the receipt of your application.

10. TELEPHONE EXCHANGE_________________________________________________________

By telephone instruction,   / / By checking this box, I authorize the Trust and
an amount (minimum $1,000   its agents to act upon instructions to exchange
per transaction) will be    my shares in any qualified Fund for shares in any
exchanged from one Fund     other qualified Fund, if those instructions are
to another Fund within      received by telephone from (i) me or (ii) any person
the Trust.                  purporting to be me or to act as my representative
                            and who can provide the Trust with my account registration. The telephone exchange privilege may only be exercised to exchange shares worth $1,000 or more. I understand and agree that neither the Trust nor any person acting on its behalf will have any liability to me or anyone else in respect of telephone instructions meeting the description set forth here but not made or authorized by me.

11. TELEPHONE REDEMPTION ______________________________________________________

By telephone instruction,   / / By checking this box, I authorize the
an amount (minimum $1,000/  Trust and its agents to act upon instructions
maximum $25,000 per         received by telephone from (i) me or (ii) any
transaction) will be        person purporting to be me or to act as my
redeemed from the Funds.    representative and who can provide the Trust with my
                            account registration. Redemptions will be sent only to me at an address on record with the Trust for at least 30 days. Unless otherwise agreed to by the Trust, the telephone redemption privilege may only be exercised to redeem shares worth $1,000 or more and not more than $25,000. I understand and agree that neither the Trust nor any person acting on its behalf will have any liability to me or anyone else in respect of telephone instructions meeting the description set forth here but not made or authorized by me.

12. MAILING INSTRUCTIONS ______________________________________________________

Please send this
application with your
check to:

               REGULAR MAIL                 OVERNIGHT OR EXPRESS MAIL
               Schroder Mutual Funds        Boston Financial Data Services, Inc.
               P.O. Box 8507                66 Brooks Drive
               Boston, Mass  02266          Braintree, MA  02184
                                            Attn: Schroder Mutual Funds

13. WIRING INSTRUCTIONS _______________________________________________________

If making your initial                     State Street Bank and Trust Company
investment by bank wire,                   225 Franklin Street
call the Transfer Agent,                   Boston, MA  02101
Boston Financial Data                      ABA:   011000028
Services, at (800) 464-3108                Attn:  Schroder Mutual Funds
to obtain an account number.               DDA:   9904-650-0
Then instruct your bank to                 FBO:   Account Registration
wire Federal Funds to:                     A/C:   Mutual Fund Account Number
                                                  Name of Fund

                   Complete the account application and mail
                 it to the address listed in Section 12 above.

14. ACKNOWLEDGMENT, CERTIFICATION & SIGNATURES _______________________________

This section must be      TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
signed in order to        1. Under the penalties of perjury, the undersigned
open a Schroder           certifies: (Check Appropriate Box, If Applicable)
Series Trust Account.     / / That the number shown on this form is my correct
                          taxpayer identification number ant that I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                                    -or-

                         / / That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.
                         2. Under the penalties of perjury,the undersigned certifies:
                         That he/she is a citizen of / / the United States or / / __________ (provide name of country).
                         3. By signing this Application, the undersigned (1) certifies that he/she has received, reviewed and accepts this Application (including the services described herein) and the current prospectus of Schroder Series Trust; and (2) agrees that all statements in this Application apply to shares of any Fund of Schroder Series Trust into which his/her shares are transferred.
                         4. The undersigned certifies that he/she (1) was not offered any advice or recommendations on investing in any Fund by any representative of Schroder Series Trust and (2) understands that the undersigned must make his/her own investment decisions and assumes all risk of loss - including possible loss of principal - resulting from decisions to purchase, exchange or sell shares of any Fund(s).

                         ______________________________________________________
                         Signature of Investor/Trustee             Date
                         ______________________________________________________
                         Signature of Joint Investor/Co-Trustee    Date
                         (if any)
                         ______________________________________________________
                         Signature of Individual, Custodian,       Date
                         Trustee or Officer
                         ______________________________________________________
                         Signature of Corporate Officer            Date

                               INVESTMENT ADVISER
               Schroder Investment Management North America Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

                                  DISTRIBUTOR
                          Schroder Fund Advisors Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

                          ADMINISTRATOR AND CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                                66 Brooks Drive
                         Braintree, Massachusetts 02184
                                 (800) 464-3108

                                    COUNSEL
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                            INDEPENDENT ACCOUNTANTS
                              Arthur Andersen LLP
                          1345 Avenue of the Americas
                            New York, New York 10105

--------------------------------------------------------------------------------

SCHRODER SERIES TRUST

Schroder Series Trust's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Trust's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling 800-464-3108.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
P.O. Box 8507
Boston, MA 02266
800-464-3108

WS300IP

File No. 811-7840

                              SCHRODER SERIES TRUST

                   SCHRODER LARGE CAPITALIZATION EQUITY FUND
                    SCHRODER SMALL CAPITALIZATION VALUE FUND
                           SCHRODER MIDCAP VALUE FUND
                     SCHRODER INVESTMENT GRADE INCOME FUND
                      SCHRODER SHORT-TERM INVESTMENT FUND


                                    FORM N-1A
                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2000


This Statement of Additional Information (SAI) is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for the Funds, as amended or supplemented from time to time. This SAI relates to the Funds' Investor Shares and Advisor Shares. Investor Shares and Advisor Shares are offered through separate Prospectuses, each dated March 1, 2000. This SAI contains information which may be useful to investors but which is not included in the Prospectuses. Investors may obtain free copies of the Prospectuses by calling the Trust at 800-464-3108.

Certain disclosure has been incorporated by reference into this SAI from the Funds' annual report. For a free copy of the annual report, please call 800-464-3108.

                                TABLE OF CONTENTS

TRUST HISTORY                                                                -1-

FUND CLASSIFICATION                                                          -1-

CAPITALIZATION AND SHARE CLASSES                                             -1-

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS                    -2-

INVESTMENT RESTRICTIONS                                                     -17-

TRUSTEES AND OFFICERS                                                       -20-

SCHRODER AND ITS AFFILIATES                                                 -23-

MANAGEMENT CONTRACTS                                                        -23-

ADMINISTRATIVE SERVICES                                                     -25-

DISTRIBUTOR                                                                 -25-

BROKERAGE ALLOCATION AND OTHER PRACTICES                                    -27-

DETERMINATION OF NET ASSET VALUE                                            -30-

REDEMPTIONS IN KIND                                                         -31-

TAXES                                                                       -31-

PRINCIPAL HOLDERS OF SECURITIES                                             -34-

PERFORMANCE INFORMATION                                                     -38-

CUSTODIAN                                                                   -40-

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT                                -40-

INDEPENDENT ACCOUNTANTS                                                     -40-

LEGAL COUNSEL                                                               -40-

SHAREHOLDER LIABILITY                                                       -40-

FINANCIAL STATEMENTS                                                        -40-

APPENDIX A - RATINGS OF CORPORATE DEBT INSTRUMENTS                           A-1
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                              SCHRODER SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

         Schroder Series Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 6, 1993. The Trust's
Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to March 1997, the name of the Trust was "WSIS Series Trust." Schroder
Investment Management North America Inc. ("Schroder") and its corporate predecessors have served as investment adviser to the Trust since its inception.

FUND CLASSIFICATION

         The Trust currently offers shares of beneficial interest of five series
(the "Funds") with separate investment objectives and policies. Each Fund is an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Fund is also a
"diversified" investment company under the Investment Company Act. This means that with respect to 75% of a Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S.
Government securities). A Fund is not subject to this limitation with respect to the remaining 25% of its total assets. To the extent a Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

CAPITALIZATION AND SHARE CLASSES

         The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. Each Fund's shares (except Schroder Short-Term
Investment Fund) are presently divided into two classes, Investor Shares and Advisor Shares. Schroder Short-Term Investment Fund offers Investor Shares only.
Each class is offered through a separate Prospectus. Unlike Investor Shares, Advisor Shares are currently subject to shareholder service fees, so that the performance of a Fund's Investor Shares will normally be more favorable than that of the Fund's Advisor Shares over the same time period. A Fund may suspend the sale of shares at any time.




         Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund or class of shares on matters affecting the particular Fund or class, as determined by the Trustees. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class.
Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, each class of shares of the Fund would receive the net assets of the Fund attributable to the class. Because Investor and Advisor Shares are subject to different expenses, a Fund's dividends and other distributions will normally differ between the two classes.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

         In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies or risks described below may not apply to your Fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this SAI, or by applicable law, a Fund may engage in each of the practices described below.

CERTAIN DERIVATIVE INSTRUMENTS

         Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. As described below, to the extent permitted under "Investment Restrictions" below and in the Prospectuses, each Fund may engage in a variety of transactions involving the use of derivative instruments, including options and futures contracts on securities and securities indices and options on futures contracts. These transactions may be used by a Fund for hedging purposes or, to the extent permitted by applicable law, to increase its current return. The Funds may also engage in derivative transactions involving foreign currencies. See "Foreign Currency Transactions."

OPTIONS

         Each Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

         COVERED CALL OPTIONS. A Fund may write covered call options on its portfolio securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

         A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         A Fund may also purchase put and call options to enhance its current return. A Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

         OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if in Schroder's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Schroder will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroder to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will enter into an option position only if Schroder believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroder believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of Schroder may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

         As described below, each Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation. A Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the United States Internal Revenue Code of 1986, may also restrict the Trust's use of options.

FUTURES CONTRACTS

         In order to hedge against the effects of adverse market changes, each Fund that may invest in debt securities may buy and sell futures contracts on U.S. Government securities and other debt securities in which the Fund may invest, and on indices of debt securities. In addition, each Fund that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. Each Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Fund's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC"). Depending upon the change in the value of the underlying security or index when a Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

         FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Fund's sale and purchase obligations under closed- out positions will be performed at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

         On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

         Successful use by a Fund of futures contracts on debt securities is subject to Schroder's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         A Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

         INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made.
A unit is the current value of the stock index.

         Depending on the change in the value of the index between the time when a Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         A Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge a Fund's investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroder's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds that may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

         MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

         LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise the options in order to realize any profit.

         HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of a Fund's securities which are the subject of a hedge. Schroder will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and a Fund's portfolio securities sought to be hedged.


         Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Schroder's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroder may still not result in a successful hedging transaction over a very short time period.

         LACK OF AVAILABILITY. Because the markets for certain options and futures contracts and other derivative instruments in which a Fund may invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that a Fund will engage in such transactions at any time or from time to time. A Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

         OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

FORWARD COMMITMENTS

         Each Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

         Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if Schroder deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

CERTAIN INVESTMENTS IN FIXED-INCOME SECURITIES

         In addition to Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund (each of which invests primarily in fixed-income securities), each of the remaining Funds may invest a portion of its assets in fixed-income securities if Schroder believes they would help achieve the Fund's objective. The general risks associated with investments in fixed-income securities are described in the Prospectuses. Fixed-income securities in which these remaining Funds may invest will be rated, at the time of investment, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Services or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A description of the various ratings assigned to fixed-income securities by Moody's and Standard & Poor's is included in Appendix A to this SAI. These Funds may also hold a portion of their assets in cash or money market instruments.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

WHEN-ISSUED SECURITIES

         Each Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when- issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income. While a Fund may sell its right to acquire when-issued securities prior to the settlement date, a Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

LOANS OF FUND PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed 25% of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, Schroder considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with that Fund.

FOREIGN SECURITIES

         Each Fund may invest without limit in securities principally traded in foreign markets, although it is not currently expected that any of the Funds will invest in securities of foreign issuers to a substantial degree. Each Fund may also invest without limit in Eurodollar certificates of deposit and other certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

         Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between currencies.

         In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

         In determining whether to invest in securities of foreign issuers for a Fund seeking current income, Schroder will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries.

Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Fund will reduce its net income available for distribution to shareholders.

FOREIGN CURRENCY TRANSACTIONS

         Each Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging".

         When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of that Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which a Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

         To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time or from time to time.

         A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

         CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Schroder believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

WARRANTS TO PURCHASE SECURITIES

         The Funds may purchase warrants to purchase securities. Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds may also be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates were to rise, the warrants would generally expire with no value.

ZERO-COUPON SECURITIES

         Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). CATS and TIGRS are not considered U.S. Government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

TEMPORARY DEFENSIVE STRATEGIES

         As described in the Prospectuses, Schroder may at times judge that conditions in the securities markets make pursuing a Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

LIQUIDITY

         A Fund will not invest more than 15% of its net assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by a Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on a Fund's investment in illiquid securities. There can, however, be no assurance that a Fund will be able to sell such securities at any time when Schroder deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

INVESTMENT RESTRICTIONS

         The Trust has adopted the following fundamental investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the affected Fund, which is defined in the Investment Company Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. A Fund may not:

         1. (a) (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

                  (b) (FOR THE MIDCAP VALUE FUND ONLY). Borrow money in excess of 10% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

         2. (a) (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost and current value) and then only in connection with borrowings permitted by restriction 1(a) above.

                  (b) (FOR THE MIDCAP VALUE FUND ONLY). Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets and then only in connection with borrowings permitted by restriction 1(b) above.

         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with transactions in futures contracts, options, and other financial instruments.

         4. (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). Make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

         5. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.

         6. Purchase or sell real estate or interests in real estate limited partnerships, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

         7. Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts and options and other financial instruments.

         8. Make loans, except by purchase of debt obligations in which a Fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its total assets.

         9. (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). Invest in securities of any issuer, if officers and Trustees of the Trust and officers and directors of Schroder who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

         10. (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). As to 75% of its assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of a Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities.

         11. (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). Acquire more than 10% of the voting securities of any issuer.

         12. Invest more than 25% of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

         13. (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). Buy or sell oil, gas, or other mineral leases, rights, or royalty contracts, although it may purchase securities of issuers which deal in, represent interests in, or are secured by interests in such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

         14. (FOR ALL FUNDS EXCEPT THE MIDCAP VALUE FUND). Make investments for the purpose of gaining control of a company's management.

         15. Issue any class of securities which is senior to the Fund's shares of beneficial interest. (For the purpose of this restriction, none of the following is deemed to be, or to create a class of, senior securities: any borrowing permitted by restriction (1) above; any pledge or other encumbrance of assets permitted by restriction (2) above; any collateral arrangement with respect to options, futures contracts, options on futures contracts, or other financial instruments, or with respect to initial or variation margin; and the purchase or sale of, or the Fund's otherwise entering into, options, forward contracts, futures contracts, options on futures contracts, or other financial instruments.)

         In addition, it is contrary to the Trust's present policy, which may be changed without shareholder approval, for any of the Funds to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

                               -------------------

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment restrictions 1 through 15 listed above, the other investment policies described in the Prospectuses and this SAI are not fundamental and may be changed by the Trustees without shareholder approval. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.






TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for each Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.

         The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. The mailing address of each of the officers and Trustees is 787 Seventh Avenue, New York, New York 10019.

         (*) Nancy A. Curtin, Trustee and Chairman of the Trust. 42. Trustee and Chairman, Schroder Capital Funds, Schroder Capital Funds (Delaware), and Schroder Series Trust II. Director and Managing Director, Schroder. Vice Chairman and Director, Schroder Fund Advisors Inc. Formerly, Director,
Barings Asset Management.


         David N. Dinkins, Trustee. 72. Trustee, Schroder Capital Funds and Schroder Capital Funds (Delaware). Professor, Columbia University School of International and Public Affairs. Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetics Center, Inc. Formerly, Mayor, City of New York.


          John I. Howell, Trustee. 83. Trustee, Schroder Capital Funds, Schroder Capital Funds (Delaware), and Schroder Series Trust II. Director, American International Life Assurance Company of New York. Private consultant since 1987.


         Peter S. Knight, Trustee. 49. Trustee, Schroder Capital Funds and Schroder Capital Funds (Delaware). Partner, Wunder, Knight, Levine, Thelen & Forscey. Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group, Inc. Formerly, Campaign Manager, Clinton/Gore '96.

         Peter E. Guernsey, Trustee. 78. Trustee, Schroder Capital Funds, Schroder Capital Funds (Delaware), and Schroder Series Trust II. Formerly, Senior Vice President, Marsh & McLennan, Inc.


         (*) Sharon L. Haugh, Trustee. 54. Trustee, Schroder Capital Funds and Schroder Capital Funds (Delaware). Director and Chairman, Schroder. Director and Chairman, Schroder Fund Advisors Inc.


         William L. Means, Trustee. 64. Trustee, Schroder Capital Funds, Schroder Capital Funds (Delaware), and Schroder Series Trust II. Formerly, Chief Investment Officer, Alaska Permanent Fund Corporation.


         Clarence F. Michalis, Trustee. 78. Trustee, Schroder Capital Funds and Schroder Capital Funds (Delaware). Chairman of the Board of Directors, Josiah Macy, Jr. Foundation.


         Hermann C. Schwab, Trustee. 80. Trustee, Schroder Capital Funds and Schroder Capital Funds (Delaware). Trustee, St. Luke's/Roosevelt Hospital Center. Formerly, consultant to Schroder Capital Management International Inc.








         Alexandra Poe, President of the Trust. 39. First Vice President, Schroder. Senior Vice President, Secretary, and General Counsel, Schroder Fund Advisors Inc. President, Schroder Capital Funds and Schroder Capital Funds (Delaware). Assistant Secretary, Schroder Series Trust II. Formerly, Attorney, Gordon, Altman, Butowsky, Weitzen, Shalov & Wein and Vice President and Counsel, Citibank, N.A.


         Catherine A. Mazza, Vice President of the Trust. 40. Director and Senior Vice President, Schroder. Executive Vice President and Director, Schroder Fund Advisors Inc. Vice President, Schroder Capital Funds, Schroder Capital Funds (Delaware), and Schroder Series Trust II. Formerly, Vice President, Alliance Capital Management L.P.


         Jane P. Lucas, Vice President of the Trust. 39. Senior Vice President, Schroder.


         Robert C. Michele, Vice President of the Trust. 40. Director and Managing Director. Schroder. Formerly, Managing Director and Portfolio Manager, Black Rock Financial Management and Director, CS First Boston Investment Management.


         Paul Morris, Vice President of the Trust. 38. Director and Managing Director, Schroder. Formerly, Principal and Senior Portfolio Manager, Weiss, Peck & Greer, L.L.C. and Managing Director, Equity Division, UBS Asset Management.


         Alan Mandel, Clerk, Treasurer, and Chief Financial Officer of the Trust. 42. Secretary, Treasurer, and Chief Financial Officer of Schroder Capital Funds, Schroder Capital Funds (Delaware), and Schroder Series Trust II. First Vice President, Schroder. Formerly, Director of Mutual Fund Administration for Salomon Brothers Asset Management, and prior thereto, Chief Financial Officer and Vice President of Hyperion Capital Management.


         Fergal Cassidy, Assistant Treasurer of the Trust. 30. Assistant Treasurer, Schroder Capital Funds, Schroder Capital Funds (Delaware), and Schroder Series Trust II. Vice

President and Controller - NY, Schroder. Treasurer and Chief Financial Officer, Schroder Fund Advisors Inc. Formerly, Senior Accountant, Concurrency Management Corp.


         Carin Muhlbaum, Assistant Clerk of the Trust. 37. Assistant Secretary, Schroder Capital Funds and Schroder Capital Funds (Delaware). Vice President, Schroder. Formerly, an investment management attorney with Seward & Kissel and prior thereto, with Gordon Altman Butowsky Weitzen Shalov & Wein.


         Barbara Gottlieb, Assistant Clerk of the Trust. 46. Assistant Secretary, Schroder Capital Funds and Schroder Capital Funds (Delaware). Vice President, Schroder.


         Nicholas Rossi, Assistant Clerk of the Trust. 36. Assistant Clerk, Schroder Capital Funds and Schroder Capital Funds (Delaware). Associate, Schroder. Assistant Vice President, Schroder Fund Advisors Inc. Formerly, Mutual Fund Specialist, Willkie Farr & Gallagher and Fund Administrator, Furman Selz LLC.


------------------------

         (*) Trustee who is an "interested person" (as defined in the Investment Company Act) of the Trust, Schroder, or Schroder Fund Advisors Inc.

         Except as otherwise noted, the principal occupations of the Trustees and officers for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers or their affiliates.

         Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust, Schroder, or Schroder Fund Advisors Inc. ("Disinterested Trustees") receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc. with the exception of Schroder Series Trust II, and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among such investment companies based on their relative net assets. Payments of meeting fees are allocated only among those investment companies to which the meeting relates.


         The table below sets forth information regarding compensation paid for the fiscal year ended October 31, 1999 to the Disinterested Trustees by the Trust and other funds in the Schroder "Fund Complex" (as defined below).

                               COMPENSATION TABLE

        ------------------------------------------------------------------
                                                               (3)
                 (1)                    (2)             TOTAL COMPENSATION
                                     AGGREGATE            FROM TRUST AND
               NAME OF             COMPENSATION       FUND COMPLEX PAID TO
               TRUSTEE              FROM TRUST              TRUSTEES*
        ------------------------------------------------------------------
        David N. Dinkins              $3,691                $16,250
        Peter E. Guernsey             $3,847                $26,500
        John I. Howell                $4,557                $29,000
        Peter S. Knight               $3,847                $17,000
        William L. Means**            $3,847                $26,500
        Clarence F. Michalis          $3,847                $17,000
        Hermann C. Schwab             $3,847                $17,000
        ------------------------------------------------------------------

        * The Total Compensation listed in column (3) for each Trustee includes compensation for services as a Trustee of the Trust, Schroder Capital Funds ("SCF"), Schroder Capital Funds II ("SCF II"), Schroder Capital Funds (Delaware) ("SCFD"), and Schroder Series Trust II ("SST II"). The Trust, SCF, SCF II, SCFD, and SST II are considered part of the same "Fund Complex" for these purposes. SCF II ceased operations and was substantially liquidated in July 1999.


        ** Mr. Means was elected Trustee of the Trust on December 15, 1998.


         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODER AND ITS AFFILIATES

         Schroder (together with its predecessors) has served as the investment adviser for each of the Funds since its inception. Schroder is a wholly owned subsidiary of Schroder U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates currently engage in the investment banking and asset management businesses, and as of June 30, 1999, had under management assets of approximately $208 billion. Schroder's address is 787 Seventh Avenue, New York, New York 10019.


         In January 2000, Schroders plc agreed to sell its worldwide investment banking business to Salomon Smith Barney. The transaction, which is expected to be completed by May 2000, is subject to regulatory approvals and satisfaction of closing conditions. Schroders plc will retain its asset management businesses.


         Schroder Fund Advisors Inc., the Trust's principal underwriter, is a wholly owned subsidiary of Schroder.

MANAGEMENT CONTRACTS

         Under Amended and Restated Management Contracts between the Trust and Schroder (the "Management Contracts"), Schroder, at its expense, provides the Funds with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and each Fund.




         Under the Management Contracts, Schroder is required to regularly provide the Funds with investment research, advice, and supervision, and continuously furnishes investment programs consistent with the investment objectives and policies of the various Funds, and determines, for the various Funds, what securities shall be purchased, what securities shall be held or sold, and what portion of a Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Agreement and Declaration of Trust and By-laws, and of the Investment Company Act, and to a Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.


         Schroder makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.

         Under the Management Contracts, the Trust is responsible for all its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Funds' assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims, and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Schroder's compensation under the Management Contracts may be reduced in any year if a Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale.


         The Management Contracts provide that Schroder shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

         The Management Contracts may be terminated without penalty by vote of the Trustees as to any Fund by the shareholders of that Fund, or by Schroder on 60 days' written notice. Each Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, each Management Contract may be amended only by a vote of the shareholders of the affected Fund(s), and each Management Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to a Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act.


         RECENT INVESTMENT ADVISORY FEES. For its fiscal years ended October 31, 1999, 1998, and 1997, respectively, pursuant to the relevant Management Contract, each Fund paid fees to Schroder as follows (reflecting reductions in such fees pursuant to expense limitations and/or waivers in effect during such periods): Schroder Large Capitalization Equity Fund - $320,688, $336,444, and $386,774; Schroder Small Capitalization Value Fund - $602,520, $849,196, and $738,419; Schroder Investment Grade Income Fund - $0, $56,085, and $68,842; Schroder Short-Term Investment Fund - $66,578, $88,011, and $115,947; and Schroder MidCap Value Fund $0, $0, and $0.


         Schroder waived its fees in the following amounts during the fiscal years ended October 31, 1999, 1998, and 1997, respectively, pursuant to expense limitations and/or waivers in effect during such periods: Schroder Large Capitalization Equity Fund - $197,751, $92,467, and $0; Schroder Small Capitalization Value Fund - $25,571, $13,941, and $0; Schroder Investment Grade Income Fund - $135,703, $98,978, and $51,045; Schroder Short-Term Investment Fund - $45,235, $26,333, and $8,528; and Schroder MidCap Value Fund $125,949, $104,762, and $14,908. Schroder paid an additional $21,954 in fiscal 1999, $25,506 in fiscal 1998, and $34,610 in fiscal 1997 in other Fund expenses with respect to Schroder MidCap Value Fund in order to effect the expense limitation for that Fund.


ADMINISTRATIVE SERVICES


         On behalf of each Fund, the Trust has entered into an administration agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street provides administrative services necessary for the operation of the Funds, including recordkeeping, preparation of shareholder communications, assistance with regulatory compliance (such as reports to and filings with the Securities and Exchange Commission and state securities commissions), preparation and filing of tax returns, preparation of the Trust's periodic financial reports, and certain other fund accounting services.


         Under the administration agreement, the Trust and other funds managed by Schroder pay complex-wide fees according to the following annual rates based on the combined average daily net assets of such funds: 0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion of such assets, and 0.02% of such assets in excess of $3.4 billion, subject to certain minimum requirements. Prior to June 1, 1999, the Trust paid compensation to State Street under the agreement at the following annual rates based on the average daily net assets of each Fund taken separately: 0.08% of the first $125 million of such assets, 0.06% of the next $125 million of such assets, and 0.04% of such assets in excess of $250 million, subject to certain minimum requirements.

         For the fiscal years ended October 31, 1999, 1998, and 1997, respectively, each Fund paid the following fees to State Street under the administration agreement: Schroder Large Capitalization Equity Fund - $81,894, $76,431, and $72,691; Schroder Small Capitalization Value Fund - $78,559, $115,327, and $105,979; Schroder Investment Grade Income Fund - $34,405, $39,562, and $37,328; Schroder Short-Term Investment Fund - $36,320, $41,377, and $46,312; and Schroder MidCap Value Fund $16,530, $17,015, and $6,938.


DISTRIBUTOR


         Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc. (the "Distributor"), 787 Seventh Avenue, New York, New York 10019, serves as the distributor for the Trust's continually offered shares. The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of any Fund. Please see "Schroder and its Affiliates" for ownership information regarding the Distributor.


         DISTRIBUTION PLAN FOR ADVISOR SHARES. Each Fund (except Schroder Short-Term Investment Fund) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act pursuant to which the Fund may pay the Distributor compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to Advisor Shares. The Trustees have not authorized any payments under the Distribution Plans, although they may at any time authorize payments at an annual rate of up to 0.50% of a Fund's average daily net assets attributable to Advisor Shares. The Distribution Plans also relate to payments made pursuant to the Trust's Shareholder Servicing Plan for Advisor Shares (which will not exceed the annual rate of 0.25% of a Fund's average daily net assets attributable to Advisor Shares), to the extent such payments may be deemed to be primarily intended to result in the sale of a Fund's Advisor Shares. See "Shareholder Servicing Plan for Advisor Shares" below.

         The various costs and expenses that may be paid or reimbursed under the Distribution Plans include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than the Distributor), or other financial organizations.

         A Distribution Plan may not be amended to increase materially the amount of distribution expenses permitted thereunder without the approval of a majority of the outstanding Advisor Shares of the relevant Fund. Any other material amendment to a Distribution Plan must be approved both by a majority of the Trustees and a majority of those Trustees ("Qualified Trustees") who are not "interested persons" (as defined in the Investment Company Act) of the Trust, and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. Each Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. Each Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Fund's outstanding Advisor Shares.

         SHAREHOLDER SERVICING PLAN FOR ADVISOR SHARES. Each Fund has also adopted a Shareholder Servicing Plan (the "Service Plan") for the Advisor Shares of the Fund (except for Schroder Short-Term Investment Fund which does not offer Advisor Shares). Under the Service Plan, each Fund pays fees to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Advisor Shares. The Distributor may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders.

         In return for providing these support services, a Service Organization may receive payments from the Distributor at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

         Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by the Distributor. Please contact your Service Organization for details.

         The Service Plan was initially adopted for each Fund (except Schroder Short-Term Investment Fund) in September 1997. In the fiscal years ended October 31, 1999, 1998 and 1997, respectively, the Funds paid the following amounts to the Distributor under the Service Plan, all of which was, in turn, paid by the Distributor to Service Organizations: Schroder Large Capitalization Equity Fund
- $82, $0, and $0; Schroder Small Capitalization Value Fund - $298, $56, and $10; Schroder Investment Grade Income Fund - $0, $0, and $0; and Schroder MidCap Value Fund $35, $0, and $0.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         Schroder may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Schroder and its affiliates in advising the Trust and other clients, provided that it shall always seek best price and execution with respect to transactions. Certain investments may be appropriate for the Trust and for other clients advised by Schroder. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Schroder on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Schroder in the interest of achieving the most favorable net results for the Trust.


         BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.


         Schroder places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroder considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.


         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing a Fund. The investment advisory fee paid by a Fund is not reduced because Schroder and its affiliates receive such services.


         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"), and by the Management Contracts, Schroder may cause a Fund to pay a broker that provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for a Fund in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.


         To the extent permitted by law, the Funds may engage in brokerage transactions with Schroder & Co. Inc. ("Schroder & Co."), which is an affiliate of Schroder, or with unaffiliated brokers who trade or clear through Schroder & Co. or Lewco Securities Corp. ("Lewco"), another affiliate of Schroder, to effect securities transactions on U.S. exchanges, or Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect securities transactions on various foreign securities exchanges on which Schroder Securities has trading privileges. Consistent with regulations under the Investment Company Act, the Funds have adopted procedures which are reasonably designed to provide that any commissions or other remuneration the Funds pay to any affiliated broker do not exceed the usual and customary broker's commission. The procedures require periodic review of these transactions by the Trustees. In addition, the Funds will adhere to the rule, under the Securities Exchange Act, governing floor trading. This rule permits the Funds to effect, but not execute, exchange listed securities transactions with any affiliated broker who pays a portion of the brokerage commissions it receives from a Fund to the brokers executing the transactions. Also, due to securities law limitations, the Funds may be required to limit purchases of securities in a public offering if Schroder & Co., Lewco, Schroder Securities, or one of their affiliates is a member of the syndicate for that offering.


         None of the Funds has any understanding or arrangement to direct any specific portion of its brokerage to Schroder & Co., Lewco, or Schroder Securities, and none will direct brokerage to Schroder & Co., Lewco, or Schroder Securities in recognition of research services.






         The following table shows the aggregate brokerage commissions paid by each Fund during the three most recent fiscal years.


------------------------------------------------------------------------------------------------------------------------
                                                  BROKERAGE               BROKERAGE               BROKERAGE
                                               COMMISSIONS PAID        COMMISSIONS PAID        COMMISSIONS PAID
                                                DURING FISCAL           DURING FISCAL           DURING FISCAL
                                                  YEAR ENDED              YEAR ENDED              YEAR ENDED
FUND                                               10/31/99                10/31/98                10/31/97
------------------------------------------------------------------------------------------------------------------------
Schroder Large Capitalization Equity Fund         $115,789                $94,703                 $70,042

Schroder Small Capitalization Value Fund          $296,970                $316,011                $206,472

Schroder MidCap Value Fund                        $68,666                 $71,042                 $17,043

Schroder Investment Grade Income Fund             $0                      $0                      $0

Schroder Short-Term Investment Fund               $0                      $0                      $0
------------------------------------------------------------------------------------------------------------------------


        The following table shows information regarding Fund transactions placed with brokers and dealers during the fiscal year ended October 31, 1999 identified as having been executed on the basis of research and other services provided by the broker or dealer.

                               Total Dollar Value of      Commissions Paid with
   Fund                        Such Transactions          Respect to Such Transactions
   ----                        ---------------------      ----------------------------
   Schroder Large              $26,391,264                $29,920  (which amount represents approximately
   Capitalization Equity                                      23.45% of the total brokerage commissions
   Fund                                                       paid by the Fund)

   Schroder Small              $6,052,837                 $16,929  (which amount represents approximately
   Capitalization Value                                       3.84% of the total brokerage commissions paid
   Fund                                                       by the Fund)

   Schroder MidCap             $714,249                   $1,086   (which amount represents approximately 1.26%
   Value Fund                                                 of the total brokerage commissions paid by the
                                                              Fund)


        Funds that are not listed in the table did not pay any commissions related to brokerage or research services for the stated periods, although, during the fiscal year ended October 31, 1999, Schroder Investment Grade Income Fund received related credits in the amount of $1,169 derived from selling concessions on purchases of new corporate debt issues in transactions totaling $3,271,495. The Funds paid no brokerage commissions to Schroder & Co., Lewco, or Schroder Securities in the three most recent fiscal years.

DETERMINATION OF NET ASSET VALUE

        The net asset value per share of each class of shares of each Fund is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading.


         The Trustees have established procedures for the valuation of a Fund's securities, which are summarized as follows:


         Equities listed or traded on a domestic or foreign stock exchange (including the National Association of Securities Dealers' Automated Quotation System ("NASDAQ")) for which last sales information is regularly reported are valued at their last reported sales prices on such exchange on that day or, in the absence of sales that day, such securities are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sales price on the preceding trading day. (Where the securities are traded on more than one exchange, they are valued on the exchange on which the security is primarily traded.) Securities purchased in an initial public offering and which have not commenced trading in a secondary market are valued at cost. Unlisted securities for which over-the-counter market quotations are readily available generally are valued at the most recently reported mid-market prices. Fixed income securities with remaining maturities of more than 60 days are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of fixed income securities, or through obtaining independent quotes from market makers. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless Schroder believes another valuation is more appropriate. Securities for which current market quotations are not readily available are valued at fair value pursuant to procedures established by the Trustees.


         All assets and liabilities of a Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted.


         Long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities may be stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities.


         If any securities held by a Fund are restricted as to resale, Schroder will obtain a valuation based on the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security. If Schroder is unable to obtain a fair valuation for a restricted security from an independent dealer or other independent party, a pricing committee (comprised of certain directors and officers at Schroder) shall determine the bid value of such security. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.


        Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

        The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Each Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more Funds or classes may be allocated in proportion to the net asset values of the respective Funds or classes except where allocations of direct expenses can otherwise be fairly made to a specific Fund or class.

REDEMPTIONS IN KIND

        The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. The Trust does not expect to redeem shares in kind under normal circumstances. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

TAXES

        Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

        As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

        In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

        If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, that Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by that Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

        A Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for no more than one year). Distributions designated by a Fund as deriving from net gains on capital assets held for more than one year will be taxable to you as long-term capital gains (generally subject to a 20% tax rate), regardless of how long you have held the shares. Distributions will be taxable to you as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by each of the Funds for the preceding year. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


        Upon the disposition of shares of a Fund (whether by sale, exchange, or redemption), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20%. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than one year, and otherwise as short-term capital loss. In addition, any loss realized on a sale or exchange of shares will be disallowed to the extent that you replace the disposed of shares with shares of the same or another Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition.


        With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes in which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


        If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

        Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

        A Fund may be required to withhold 31% of certain of your dividends if you have not provided the Fund with your correct taxpayer identification number (normally your Social Security number), or if you are otherwise subject to back-up withholding.

        In order to permit Schroder Investment Grade Income Fund to maintain a more stable monthly dividend, that Fund may from time to time pay out less than the entire amount of net investment income earned in any particular period. Any such amount retained by the Fund would be available to stabilize future dividends. As a result, the dividends paid by the Fund for any particular period may be more or less than the amount of net investment income actually earned by the Fund during the period. None of the Funds intends to distribute in respect of any taxable year more than the Fund's net income for federal income tax purposes for that year, nor does any of the Funds intend to stabilize its dividends in any year in such a manner as to cause the Fund to pay federal tax.

        In order to avoid dilution of the undistributed net investment income of Schroder Investment Grade Income Fund, that Fund follows an accounting practice known as "equalization." A portion of the purchase price paid for shares of the Fund (including shares purchased by reinvestment of Fund distributions) equal to the undistributed net investment income per share of the Fund at the time of purchase is segregated for accounting purposes and is available for payment of future dividends. As a result, future dividends may include a non-taxable return of capital to shareholders.

        This discussion of the federal income tax and state tax treatment of the Trust and its shareholders is based on the law as of the date of this SAI. The foregoing is primarily a summary of certain federal tax consequences of investing in a Fund. You should consult your tax advisor for more information about your own tax situation, including possible state and local taxes.

PRINCIPAL HOLDERS OF SECURITIES

        As of February 18, 2000, the Trustees of the Trust and, except as noted below, the officers of the Trust, as a group owned less than 1% of the outstanding shares of either class of each Fund.


        The following table shows the percentage of the outstanding shares of each Fund owned as of February 18, 2000 by the Schroder & Co. Inc. Profit-Sharing, Savings Incentive, and Pension Plans (the "Schroder & Co. Plans") (all located at 787 Seventh Avenue, New York, NY 10019), and the Lewco Securities Corp. Profit Sharing and Thrift Plans (the "Lewco Plans") (located at Lewco Securities Corp., 34 Exchange Place, Jersey City, NJ 07311). Certain of the directors and officers of Schroder and Schroder & Co. Inc., and certain of the officers of the Trust, are participants in one or more of the Schroder & Co. Plans. Schroder & Co. Inc. owns 80.0% of the outstanding voting securities of Lewco Securities Corp.


                                                                % of Fund Shares
                                                                    Owned by
                                                         Schroder & Co. and Lewco Plans
                                                         ------------------------------
Schroder Large Capitalization Equity Fund                            59.23%
Schroder Small Capitalization Value Fund                             26.01%
Schroder Investment Grade Income Fund                                85.71%
Schroder Short-Term Investment Fund                                  96.20%
Schroder MidCap Value Fund                                           55.13%

         Due to their ownership of shares of each Fund, the Schroder & Co. Plans and the Lewco Plans may be deemed to control each Fund.

         To the knowledge of the Trust, as of February 18, 2000, no other person owned of record or beneficially more than 5% of the outstanding Investor or Advisor Shares of any Fund, except as set forth below.


                                                                                                   Percentage of
                                                                                                   Outstanding
                                                                                                   Shares of the
Record or Beneficial Owner                     Fund                          Class                 Class Owned
--------------------------                     ----                          -----                 -------------
New York Life Trust Company                    Large Capitalization          Investor              30.26%
William V. Zaleski, President and CEO          Equity Fund
51 Madison Avenue, # 117A
New York, NY 10010-1603
Fidelity Investments Institutional             Large Capitalization          Investor              25.32%
   Operations Co.                              Equity Fund
FBO Certain Employee Benefit Plans
Robert Hunter, Vice President
100 Magellan Way #KWIC
Covington, KY 4105-1987
Jupiter & Company                              Large Capitalization          Investor              18.31%
C/O Investors Bank & Trust                     Equity Fund
P.O. Box 9130
PPG 90
Boston, MA 02117-9130
State Street Bank & Trust Company              Large Capitalization          Investor              5.25%
Trustee of the Lewco                           Equity Fund
    Securities Pension Plans
T26501 Attn: Paul Chwaliszewski
PO Box 351
Boston, MA 02102-0351
Bank of New York for Various Plans             Large Capitalization          Investor              5.14%
Lewco Securities Corp. DTD 10/1/98             Equity Fund
The Centre at Purchase
3 Manhattanville Road
Purchase, NY 10577-2166
National Investor Services Corp.               Large Capitalization          Advisor               79.38%
FBO Our Customers                              Equity Fund
55 Water Street
New York, NY 10041-3299
Lewco Securities Corp.                         Large Capitalization          Advisor               20.62%
FBO A/C # W44-402703-1-01                      Equity Fund
34 Exchange Place, 4th Floor
Jersey City, NJ 07302-3885
The Henry L. Hillman Foundation, Inc.          Small Capitalization          Investor              5.39%
Ronald W. Wertz, Secretary                     Value Fund
2000 Grant Buidling
Pittsburgh, PA 15219



Automobile Club of Michigan                    Small Capitalization          Investor              7.16%
Paula F. Downey, Vice President                Value Fund
Attn: Investment Dept.
1 Auto Club Drive
Dearborn, MI 48126-4213
Jupiter & Company                              Small Capitalization          Investor              5.79%
C/O Investors Bank & Trust                     Value Fund
P.O. Box 9130
PPG 90
Boston, MA 02117-9130
FP VII Kinship Corporation                     Small Capitalization          Investor              5.95%
Eric Schreiner, Vice President                 Value Fund
400 Skokie Blvd. South 300
Northbrook, IL 60062-7903
New York Life Trust Company                    Small Capitalization          Investor              13.77%
William V. Zaleski, President and CEO          Value Fund
51 Madison Avenue, # 117A
New York, NY 10010-1603
Fidelity Investments Institutional             Small Capitalization          Advisor               100%
   Operations Co.                              Value Fund
FBO Certain Employee Benefit Plans
Robert Hunter, Vice President
100 Magellan Way #KWIC
Covington, KY 4105-1987
New York Life Trust Company                    MidCap Value Fund             Investor              10.84%
William V. Zaleski, President and CEO
51 Madison Avenue, # 117A
New York, NY 10010-1603
Jupiter & Company                              MidCap Value Fund             Investor              34.44%
C/O Investors Bank & Trust
P.O. Box 9130
PPG 90
Boston, MA 02117-9130
State Street Bank & Trust Company              MidCap Value Fund             Investor              10.05%
Trustee of the Lewco
    Securities Pension Plans
T26501 Attn: Paul Chwaliszewski
PO Box 351
Boston, MA 02102-0351
Lewco Securities Corp.                         MidCap Value Fund             Investor              5.48%
FBO A/C # W10-178249-8-01
34 Exchange Place, 4th Floor
Jersey City, NJ
07302-3885
Lewco Securities Corp.                         MidCap Value Fund             Investor              8.15%
FBO A/C # W10-513091-8-01
34 Exchange Place, 4th Floor
Jersey City, NJ
07302-3885
Schroder Investment Management                 MidCap Value Fund             Investor              5.14%
North America Inc.
Attn: Fergal Cassidy
787 Seventh Avenue, 34th Floor
New York, NY 10019-6081



FTC & Co.                                      MidCap Value Fund             Advisor               100%
Attn: Data Lynx #225
P.O. Box 173736
Denver, CO 80217-3736
New York Life Trust Company                    Investment Grade              Investor              19.41%
William V. Zaleski, President and CEO          Income Fund
51 Madison Avenue, # 117A
New York, NY 10010-1603
Jupiter & Company                              Investment Grade              Investor              50.47%
C/O Investors Bank & Trust                     Income Fund
P.O. Box 9130
PPG 90
Boston, MA 02117-9130
State Street Bank & Trust Company              Investment Grade              Investor              12.16%
Trustee of the Lewco                           Income Fund
  Securities Pension Plans
T26501 Attn: Paul Chwaliszewski
PO Box 351
Boston, MA 02102-0351
Lewco Securities Corp.                         Investment Grade              Investor              5.08%
FBO A/C # W10-494358-4-04                      Income Fund
34 Exchange Place, 4th Floor
Jersey City, NJ 07302-3885
New York Life Trust Company                    Short-Term Investment         Investor              85.15%
William V. Zaleski, President and CEO          Fund
51 Madison Avenue, # 117A
New York, NY 10010-1603
Bank of New York for Various Plans             Short-Term Investment         Investor              7.33%
Lewco Securities Corp. DTD 10/1/98             Fund
The Centre at Purchase
3 Manhattanville Road
Purchase, NY 10577-2166

PERFORMANCE INFORMATION

       Certain Funds may advertise the yield of each class of its shares. Yield is presented for a specified 30-day period (the "base period"). Yield for a class of shares of a Fund is based on the amount determined by (i) calculating the aggregate of dividends and interest earned by the Fund and attributable to the class during the base period less the Fund's expenses attributable to the class and accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the class of the Fund outstanding during the base period and entitled to receive dividends and (B) the net asset value per share of the class of the Fund on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as Ginnie Maes, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The yield of Investor Shares of Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund for the thirty-day period ended October 31, 1999 was 6.91% and 5.76%, respectively.


       Average annual total return of a class of shares of a Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

       ALL PERFORMANCE DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of a particular class of a Fund's shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to that class of shares. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of a Fund's shares to those of various classes of other mutual funds and other investment vehicles. Performance for each Fund's shares may be compared to various indices.

       The table below sets forth the average annual total return of Investor Shares of the Funds for the one-year and five-year (if applicable) periods ended October 31, 1999, and for the period from the commencement of a Fund's operations until October 31, 1999. The table also sets forth average annual total return information for a Fund's Advisor Shares, which includes estimated pro forma information based on the performance of the Fund's Investor Shares for periods prior to the inception date of Advisor Shares. Such prior performance has been recalculated to reflect the actual fees and expenses attributable to Advisor Shares. BECAUSE THE EXPENSES ATTRIBUTABLE TO A FUND'S ADVISOR SHARES ARE HIGHER THAN THOSE ATTRIBUTABLE TO ITS INVESTOR SHARES, THE PERFORMANCE OF THE FUND'S ADVISOR SHARES WILL NORMALLY BE LESS THAN THE PERFORMANCE OF ITS INVESTOR SHARES OVER THE SAME PERIOD.

         AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED OCTOBER 31, 1999


---------------------------------------------------------------------------------------------------------------------------------
                                                                          SINCE
                                                                        INCEPTION         INCEPTION      INCEPTION
         FUND                CLASS          1 YEAR       5 YEARS         OF FUND           DATE OF        DATE OF       YIELD (5)
                                                                       (ANNUALIZED)         FUND           CLASS
----------------------------------------------------------------------------------------------------------------------------------
  Schroder Large     Investor Shares        23.35%        22.25%          18.07%           2/16/94        2/16/94           N/A
  Capitalization
  Equity Fund        Advisor Shares (1)     23.03%        21.94%          17.77%                          1/19/99
----------------------------------------------------------------------------------------------------------------------------------
  Schroder           Investor Shares        -0.78%        6.87%           5.08%            2/22/94        2/22/94          6.91%
  Investment
  Grade Income       Advisor Shares (2)     -1.03%        6.34%           4.59%                             N/A
  Fund
----------------------------------------------------------------------------------------------------------------------------------
  Schroder           Investor Shares        3.62%         4.64%           4.31%            1/11/94        1/11/94          5.76%
  Short-Term
  Investment
  Fund
----------------------------------------------------------------------------------------------------------------------------------
  Schroder Small     Investor Shares        3.40%         12.21%          10.17%           2/16/94        2/16/94           N/A
  Capitalization
  Value Fund         Advisor Shares  (3)    2.94%         11.85%          9.83%                           9/26/97
----------------------------------------------------------------------------------------------------------------------------------
  Schroder           Investor Shares        11.98%         N/A            3.84%            8/1/97          8/1/97           N/A
  MidCap Value
  Fund               Advisor Shares (4)     11.73%         N/A            3.59%                           10/23/98
----------------------------------------------------------------------------------------------------------------------------------




  (1) Total return for Advisor Shares of Schroder Large Capitalization Equity Fund reflects pro forma information (based on Investor Share performance) through January 18, 1999, and actual total return from January 19, 1999 (the inception date of Advisor Shares of the Fund) through October 31, 1999. The actual total return of Advisor Shares of the Fund from January 19, 1999 through October 31, 1999 was 8.99%.


  (2) Total return for Advisor Shares of Schroder Investment Grade Income Fund reflects pro forma information (based on Investor Share performance) for all periods shown.


  (3) Total return for Advisor Shares of Schroder Small Capitalization Value Fund reflects pro forma information (based on Investor Share performance) through September 25, 1997, and actual total return from September 26, 1997 (the inception date of Advisor Shares of the Fund) through October 31, 1999. The actual total return of Advisor Shares of the Fund from September 26, 1997 through October 31, 1999 was -6.99%.


  (4) Total return for Advisor Shares of Schroder MidCap Value Fund reflects pro forma information (based on Investor Share performance) through October 22, 1998, and actual total return from October 23, 1998 (the inception date of Advisor Shares of the Fund) through October 31, 1999. The actual total return of Advisor Shares of the Fund from October 23, 1998 through October 31, 1999 was 16.29%.


  (5) For the 30-day period ended October 31, 1999.


       From time to time, Schroder and its affiliates may reduce their compensation or assume expenses of a Fund in order to reduce the Fund's expenses, as described in the Trust's current Prospectuses. Any such waiver or assumption would increase a Fund's yield and total return for each class of shares during the period of the waiver or assumption.




  CUSTODIAN

       State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is the custodian of the assets of each Fund. The custodian's responsibilities include safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Fund's investments. The custodian does not determine the investment policies of a Fund or decide which securities a Fund will buy or sell.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


       Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, is the Trust's registrar, transfer agent, and dividend disbursing agent.


INDEPENDENT ACCOUNTANTS


       Arthur Andersen LLP, the Trust's independent accountants, provide audit services and tax return preparation services. Their address is 1345 Avenue of the Americas, New York, New York 10105.


LEGAL COUNSEL


       Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

       Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

       The Report of Independent Accountants, financial highlights, and financial statements in respect of each Fund are included in the Trust's Annual Report for the fiscal year ended October 31, 1999 on Form N-30D under the Investment Company Act, filed electronically with the Securities and Exchange Commission on December 30, 1999 (File No. 811-7840; Accession No. 0000912057-99-011019). That information is incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                      RATINGS OF CORPORATE DEBT INSTRUMENTS


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")


FIXED-INCOME SECURITY RATINGS


"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.


"A" Fixed-income securities which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


"Baa" Fixed-income securities which are rated "Baa" are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.


      Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.


"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


      Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


COMMERCIAL PAPER RATINGS


      Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: "Prime-1", "Prime-2", "Prime-3".


      Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES ("STANDARD & POOR'S")


FIXED-INCOME SECURITY RATINGS


A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.


"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.


"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.


Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.


"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.


"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.


"CC" The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.


"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.


"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.




"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.


Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.


COMMERCIAL PAPER RATINGS


Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.


Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.


"A-1" Indicates that the degree of safety regarding timely payment is very strong.


"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".


"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Agreement and Declaration of Trust (see Note 1).

(b)  Bylaws of the Registrant (see Note 1).

(c)(i) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights (see Note 1).

   (ii) Portions of Bylaws Relating to Shareholders' Rights (see Note 1).

(d)(i)  Amended and Restated Management Contract is filed herewith.

   (ii) Amended and Restated Management Contract for Schroder MidCap Value Fund is filed herewith.

(e)  Distribution Agreement is filed herewith.

(f)  Not applicable.

(g)  Custodian Agreement (see Note 1).

(h)(i)   Transfer Agent and Service Agreement (see Note 1).

   (ii)  Administration Agreement (see Note 1).

   (iii) Form of Shareholder Service Agreement for Advisor Shares (see Note 2).

   (iv)  Form of Shareholder Servicing Plan for Advisor Shares (see Note 2).

(i)  Opinion of Ropes & Gray is filed herewith.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Not applicable.

(l)  Initial Capital Agreement (see Note 1).

(m)  Form of Distribution Plan and Agreement for Advisor Shares (see Note 2).

(n)  Multiclass (Rule 18f-3) Plan (see Note 2).

(o) Power of Attorney for Nancy A. Curtin, David N. Dinkins, Peter E. Guernsey, Sharon L. Haugh, John I. Howell, Peter S. Knight, Alan M. Mandel, William
     L. Means, Clarence F. Michalis, and Hermann C. Schwab is filed herewith.

Notes:

1. Exhibit incorporated by reference as filed on Post-Effective Amendment No. 11 via EDGAR on February 25, 1999, accession number 0000950135-97-000990.

2. Exhibit incorporated by reference as filed on Post-Effective Amendment No. 5 via EDGAR on April 14, 1997, accession number 0000950135-97-012780.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

The Schroder & Co. Inc. Profit-Sharing, Savings Incentive, and Pension Plans and the Lewco Securities Corp. Profit Sharing and Thrift Plans may be deemed to "control" certain of the Funds. See "Principal Holders of Securities" in the Statement of Additional Information.

ITEM 25.  INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

SECTION 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                        --------------------------------

Reference is made to the Distribution Agreement, filed herewith, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The directors and officers of the Registrant's investment adviser, Schroder Investment Management North America Inc. ("SIM N.A."), have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of the investment adviser or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of the investment adviser or certain of its corporate affiliates, are as follows: Stefan Bottcher, Director of SIM N.A., who was Director, Robert Fleming; Robert R. Coby, Director of SIM N.A., who was President and Chief Operating Officer at Lynch & Mayer; Nancy A. Curtin, Managing Director and Senior Vice President of SIM N.A., who was Director, Barings Asset Management; Barbara Brooke Manning, First Vice President and
Chief Compliance Officer of SIM N.A., who was Senior Manager, Ernst & Young LLP;

and Robert C. Michele, Director and Managing Director of SIM N.A., who was Managing Director, BlackRock Financial Management. The address of SIM N.A. and Schroder Fund Advisors is 787 Seventh Avenue, 34th Floor, New York, NY 10019.

Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder Investment Management (UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund Management Limited and Schroder Personal Investment Management, are located at 33 Gutter Lane, London EC2V 8AS United Kingdom. Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia) Limited is located at 225 George Place, Sydney Australia. PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom. Schroder Fund Advisors Inc. and SIM N.A. are located at 787 Seventh Avenue, 34th Floor, New York, NY 10019.

ITEM 27.  PRINCIPAL UNDERWRITERS

 (a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for each Fund of Registrant and each series of Schroder Capital Funds (Delaware) and Schroder Series Trust II.

(b) The directors and officers of the Registrant's principal underwriter are as follows:

-----------------------------------------------------------------------------------------------
NAME                   POSITION WITH UNDERWRITER              POSITION WITH REGISTRANT
-----------------------------------------------------------------------------------------------
Nancy A. Curtin        Vice Chairman and Director             Chairman and Trustee
-----------------------------------------------------------------------------------------------
Catherine A. Mazza     Executive Vice President and Director  Vice President
-----------------------------------------------------------------------------------------------
Sharon L. Haugh        Chairman and Director                  Trustee
-----------------------------------------------------------------------------------------------
Fergal Cassidy         Treasurer and Chief Financial Officer  None
-----------------------------------------------------------------------------------------------
Alexandra Poe          General Counsel, Senior Vice           President
                       President, Secretary and Director
-----------------------------------------------------------------------------------------------
Alan M. Mandel         Senior Vice President and Director     Treasurer and Clerk
-----------------------------------------------------------------------------------------------
Frances Selby          Senior Vice President and Director     None
-----------------------------------------------------------------------------------------------
David Robertson        Senior Vice President and Director     None
-----------------------------------------------------------------------------------------------

The principal business address of each person listed above is 787 Seventh Avenue, New York, New York 10019.

(c) Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Alan M. Mandel; Registrant's investment adviser, Schroder Investment Management North America Inc.; Registrant's custodian, State Street Bank & Trust Company; and Registrant's transfer agent and registrar, Boston Financial Data Services, Inc. The address of the Clerk and investment adviser is 787 Seventh Avenue, 34th Floor, New York, New York 10019. The address of the custodian is 225 Franklin Street, Boston, Massachusetts 02110. The address of the transfer agent and registrar is Two Heritage Drive, Quincy, Massachusetts 02171.

ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

 (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


NOTICE

A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 28th day of February, 2000.


SCHRODER SERIES TRUST


By: /s/ Alexandra Poe

Name: Alexandra Poe
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2000.

Principal Executive Officer


By: /s/ Alexandra Poe
Name: Alexandra Poe
Title: President

Principal Financial Officer


By: /s/ Alan M. Mandel
Name: Alan M. Mandel
Title: Treasurer

* Nancy A. Curtin, Trustee
* David N. Dinkins, Trustee
* Peter E. Guernsey, Trustee
* Sharon L. Haugh, Trustee
* John I. Howell, Trustee
* Peter S. Knight, Trustee
* William L. Means, Trustee
* Clarence F. Michalis, Trustee
* Hermann C. Schwab, Trustee


By: /s/ Alexandra Poe
Alexandra Poe Attorney-in-Fact*

* Pursuant to powers of attorney filed as Other Exhibits to this registration statement.

                                  EXHIBIT INDEX


(d)(i) Amended and Restated Management Contract

(d)(ii) Amended and Restated Management Contract for Schroder Midcap Value Fund

(e)  Distribution Agreement

(i)  Opinion of Ropes & Gray

(j)  Consent of Arthur Andersen LLP

(o) Power of Attorney for Nancy A. Curtin, David N. Dinkins, Peter E. Guernsey, Sharon L. Haugh, John I. Howell, Peter S. Knight, Alan M. Mandel, William
     L. Means, Clarence F. Michalis, and Hermann C. Schwab